UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 7/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

1
Annual Report
ANNUAL REPORT
Franklin Floating Rate Master Series
This annual report for Franklin Floating Rate Master Series
covers the fiscal year ended July 31, 2021 .
Manager’s Discussion
During the 12 months ended July 31, 2021, the Fund
posted a +10.51% cumulative total return. In comparison, its benchmark, the Credit Suisse Leveraged Loan Index (CS
LLI), posted a +9.60% cumulative total return.
1
The Fund
invested in a diversified set of middle tier (B rated) loans, while reducing tighter spread, lower yielding upper tier (BB rated) loans, which contributed to performance over the
period. However, Fund performance was primarily driven by
credit selection, as returns benefited from a select number of investments that traded higher due to continued progress in
the global economic recovery as well as positive catalysts,
such as successful restructurings or paydowns. Fieldwood
Energy, a producer of oil and gas, was the top contributor to performance as higher oil prices were expected to positively impact financial results. In addition to higher oil prices, fees and equity shares received during the course of Fieldwood’s
restructuring were expected to result in a higher ultimate
recovery from the Fund’s investment. Appvion Operations,
a coating and converting plant and paper manufacturer,
also contributed to performance as the company executed
asset sales during the period, which paid down our term
loan position at par, while its equity shares traded higher on expectations for further transactions.
Major detractors from performance included investments that
had declined due to concerns about ultimate recovery values
as they underwent reorganizations or faced operational
challenges. The term loan of FGI Operating, a manufacturer
of firearms and ammunition, was marked lower due to
reduced recovery estimates following the sale of its assets
and updated budget plans. 24 Hour Fitness Worldwide, a
fitness club owner and operator, detracted from performance
as the company continued to be negatively impacted by club
closures after emerging from bankruptcy.
During the period, the Fund added secured high-yield bonds
to provide additional settlement liquidity and increased
potential for income generation and principal appreciation.
The Fund also added a small exposure to an exchange
traded fund, Invesco Senior Loan ETF during the period
and retained investments in Franklin Floating Rate Income
Fund and another exchange traded fund, Franklin Liberty
Senior Loan ETF. These investments allowed the Fund to
have further exposure to credit, while providing additional
settlement liquidity. The Fund had no exposure to derivatives over the period.
Portfolio Composition
7/31/21
% of Total Net
Assets
Senior Floating Rate Interests 79.2%
Management Investment Companies 6.2%
Corporate Bonds 4.9%
Common Stocks 4.5%
Other 0.4%
Short-Term Investments & Other Net Assets 4.8%
1. Source: Credit Suisse Group.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

Franklin Floating Rate Master Series
2
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
8/1/11–7/31/21
Performance as of 7/31/21
1
1. The Fund has a voluntary expense reduction, which can be discontinued at any time upon notification to the Fund’s board. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Source: Credit Suisse Group. The CS LLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Loans must be below invest-
ment grade and rated no higher than Baa1/BB+ or Ba1/BBB+ by Moody’s or S&P.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
See www.franklintempletondatasources.com for additional data provider information.
Average Annual
Total Return
3
–
1-Year +10.51%
5-Year +2.14%
10-Year +2.77%

Your Fund’s Expenses
Franklin Floating Rate Master Series
3
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value”. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 2/1/21
Ending
Account
Value 7/31/21
Expenses
Paid During
Period
2/1/21–7/31/21
1,2
Ending
Account
Value 7/31/21
Expenses
Paid During
Period
2/1/21–7/31/21
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,051.30 $2.69 $1,022.17 $2.65 0.53%

Franklin Floating Rate Master Trust
Board Members and Officers
4
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1999 125 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2018 107 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Floating Rate Master Trust
5
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead Independent
Trustee
Trustee since 1999
and Lead Independent
Trustee since 2019
126 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021),RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-2020; previously
2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Floating Rate Master Trust
6
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 107 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration
and production of oil and gas)
(2018-January 2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of the
Board and Trustee
Since 2013 126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Reema Agarwal (1974) Vice President Since 2019 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of two of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Franklin Floating Rate Master Trust
7
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue,
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 39 of the investment companies in Franklin Templeton.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Global Compliance, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co. or
its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of 41 of the investment companies in
Franklin Templeton.
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since December 2020 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Floating Rate Master Trust
8
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit
Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 44 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Floating Rate Master Trust
Shareholder Information
9
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN FLOATING RATE MASTER TRUST
Franklin Floating Rate Master Series
(Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Franklin Floating Rate Master
Trust (Trust), including a majority of the trustees who are
not “interested persons” as defined in the Investment
Company Act of 1940 (Independent Trustees), reviewed and
approved the continuance of the investment management
agreement between Franklin Advisers, Inc. (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board noted management’s
continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to
address areas of heightened concern in the mutual fund
industry, such as cybersecurity in the current work-from-
home environment and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Franklin Floating Rate Master Trust
Shareholder Information
10
Annual Report
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional loan participation funds. The
Board noted that the Fund’s annualized total return for
the one-, three-, five- and 10-year periods was below the
median of its Performance Universe. The Board discussed
this performance with management and management noted
the steps it was taking to address the Fund’s performance.
The Board also noted that the Fund does not offer its
shares to the public and the Fund’s investor was exclusively an offshore Irish feeder fund. The Board considered
management’s explanation and concluded that the Fund’s
performance was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses;
Rule 12b-1 and non-Rule 12b-1 service fees; and other
non-management fees. The Board considered the actual
total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s most
recent annual report, which reflects historical asset levels that may be quite different from those currently existing,
particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios
and Management Rates generally increase as assets
decline and decrease as assets grow, the Board believed
the independent analysis conducted by Broadridge to be an
appropriate measure of comparative fees and expenses.
The Broadridge Management Rate includes administrative
charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for funds in the
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund and
14 other loan participation funds. The Board noted that the
Management Rate and actual total expense ratio for the
Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board also noted
that the Fund’s actual total expense ratio reflected a fee
waiver from management. The Board concluded that the
Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable upfront expenditures

Franklin Floating Rate Master Trust
Shareholder Information
11
Annual Report
by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund had experienced a decrease in assets and would not
be expected to demonstrate additional economies of scale
in the near term. The Board concluded that to the extent
economies of scale may be realized by the Manager and its
affiliates, the Fund’s management fee structure provided a
sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the SEC (on a non-public basis) and to the Board if the
Fund’s holdings of Illiquid assets exceed 15% of the Fund’s
net assets. Funds with HLIMs must have procedures for
addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the Securities and
Exchange Commission (“SEC”) (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert

Franklin Floating Rate Master Trust
Shareholder Information
12
Annual Report
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds investments where the settlement
days may exceed 7 calendar days and are classified as
“Less Liquid Investments”. Less Liquid Investments are
defined as any investment reasonably expected to be sold or
disposed of in current market conditions in seven calendar
days or less without the sale or disposition significantly
changing the market value of the investment, but where
the sale or disposition is reasonably expected to settle in
more than seven calendar days. The Fund established and
maintained a HLIM. During the reporting period, the Fund
maintained the necessary Highly Liquid Investments and did
not experience any HLIM shortfalls.
From time to time issuers may enter varying stages of
corporate reorganization and the Adviser will participate
actively in the reorganizations in order to protect the interests of the Fund. In connection with such participation, the
Adviser receives material non-public information about the
issuer and, therefore, may become restricted in its ability
to enter into purchase and sale transactions for the Funds
with respect to these securities. Becoming restricted results in a determination that the positions are “illiquid,” including for purposes of Rule 22e-4 (the “Liquidity Rule”). At the
end of November 2020, the Fund’s Illiquid investments
exceeded 15% of its total net assets. This was due to
market movement on certain illiquid assets rather than any
actions by the portfolio management team while certain
issues were under restriction due to material non-public
information. In accordance with the LRMP, the Fund reported
the information to the SEC and the Program Administrator
notified the Fund’s Board of Trustees with a remediation
plan. The remediation plan was approved by the Board and
the exceedance was remediated in early December 2020.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

Franklin Floating Rate Master Trust
Financial Highlights
Franklin Floating Rate Master Series
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended July 31,
2021 2020 2019 2018 2017
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.99 $8.18 $8.54 $8.69 $8.47
Income from investment operations
a
:
Net investment income .......................... 0.301
b
0.415 0.460 0.398 0.332
Net realized and unrealized gains (losses) ........... 0.417 (1.141) (0.378) (0.156) 0.221
Total from investment operations .................... 0.718 (0.726) 0.082 0.242 0.553
Less distributions from:
Net investment income .......................... (0.328) (0.464) (0.442) (0.392) (0.333)
Net asset value, end of year ....................... $7.38 $6.99 $8.18 $8.54 $8.69
Total return .................................... 10.51% (9.13)% 0.98% 2.73% 6.71%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.61% 0.58% 0.55% 0.55% 0.55%
Expenses net of waiver and payments by affiliates
c
...... 0.53% 0.53% 0.53% 0.53% 0.53%
Net investment income ........................... 4.19% 5.41% 5.29% 4.60% 3.78%
Supplemental data
Net assets, end of year (000’s) ..................... $430,129 $394,720 $1,054,679 $1,760,544 $2,090,626
Portfolio turnover rate ............................ 74.82% 16.80% 27.92%
d
49.97% 67.00%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio securities delivered as a result of in-kind transactions.

Franklin Floating Rate Master Trust
Statement of Investments, July 31, 2021
Franklin Floating Rate Master Series
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country Shares a Value
% of Net
Assets
a
Common Stocks
Industrial Machinery
a
UTEX Industries, Inc. .......................... United States 120,386 $ 5,296,984 1.23
a
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 104,009 242,705 0.06
a
Paper Products
a,b,c,d
Appvion Operations, Inc. ........................ United States 563,596 13,802,215 3.21
a
Trucking
a,b
Onsite Rental Group Operations Pty. Ltd. ........... Australia 5,879,078 — 0.00
a
Total Common Stocks (Cost $18,304,118) ...............................
19,341,904 4.50
Management Investment Companies
Asset Management & Custody Banks
e
Franklin Floating Rate Income Fund ............... United States 461,717 3,652,178 0.85
e
Franklin Liberty Senior Loan ETF ................. United States 857,785 21,343,063 4.96
Invesco Senior Loan ETF ....................... United States 72,365 1,594,201 0.37
26,589,442 6.18
Total Management Investment Companies (Cost $27,729,256) .............
26,589,442 6.18
Preferred Stocks
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 246,320 738,960 0.17
a
Total Preferred Stocks (Cost $332,425) ..................................
738,960 0.17
Rights
a a
Rights
Oil & Gas Equipment & Services
a,b
Fieldwood Energy, Inc. , 2/20/49 ................... United States 8,990 499,215 0.12
Total Rights (Cost $499,242) ...........................................
499,215 0.12
Warrants
a a a
Warrants
Industrial Machinery
a,b
UTEX Industries, Inc. , 2/20/49 .................... United States 321 556 0.00
†
Total Warrants (Cost $–) ...............................................
556 0.00
†
Principal
Amount
*
a
Corporate Bonds
Airlines
f
American Airlines Inc / AAdvantage Loyalty IP Ltd., Senior
Secured Note, 144A, 5.5%, 4/20/26 .............. United States 1,700,000 1,780,750 0.42
f
Delta Air Lines, Inc. / SkyMiles IP Ltd., Senior Secured
Note, 144A, 4.5%, 10/20/25 .................... United States 1,250,000 1,344,467 0.31
f
United Airlines, Inc., Senior Secured Note, 144A, 4.375%,
4/15/26 ................................... United States 165,000 169,971 0.04
3,295,188 0.77
Broadcasting
f
Diamond Sports Group LLC / Diamond Sports Finance
Co., Senior Secured Note, 144A, 5.375%, 8/15/26 ... United States 1,840,000 1,069,500 0.25
f
Sinclair Television Group, Inc., Senior Secured Note,
144A, 4.125%, 12/01/30 ....................... United States 900,000 874,498 0.20

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Master Series
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Broadcasting (continued)
f
Univision Communications, Inc., Senior Secured Note,
144A, 5.125%, 2/15/25 ........................ United States 400,000 $ 406,976 0.10
2,350,974 0.55
Construction Materials
f
Cemex SAB de CV, Senior Secured Bond, 144A, 5.2%,
9/17/30 ................................... Mexico 750,000 822,915 0.19
Diversified Chemicals
f
SCIH Salt Holdings, Inc., Senior Secured Note, 144A,
4.875%, 5/01/28 ............................. United States 1,100,000 1,101,804 0.26
Independent Power Producers & Energy Traders
f
Talen Energy Supply LLC, Senior Secured Note, 144A,
6.625%, 1/15/28 ............................. United States 444,000 395,176 0.09
Integrated Telecommunication Services
f
Altice France SA, Senior Secured Note, 144A, 5.125%,
7/15/29 ................................... France 800,000 806,928 0.19
Oil & Gas Storage & Transportation
Cheniere Energy, Inc., Senior Secured Note, 4.625%,
10/15/28 .................................. United States 450,000 475,655 0.11
Paper Packaging
f
Reynolds Group Issuer, Inc. / Reynolds Group Issuer
LLC / Reynolds Group Issuer Luxembourg SA, Senior
Secured Note, 144A, 4%, 10/15/27 ............... United States 800,000 800,000 0.18
Trucking
f
First Student Bidco , Inc. / First Transit Parent, Inc., Senior
Secured Note, 144A, 4%, 7/31/29 ............... United States 500,000 501,250 0.11
b,g
Onsite Rental Group Operations Pty. Ltd., PIK, 6.1%,
10/26/23 .................................. Australia 10,725,759 10,102,676 2.35
10,603,926 2.46
Wireless Telecommunication Services
f
Vmed O2 UK Financing I plc, Senior Secured Bond,
144A, 4.25%, 1/31/31 ......................... United Kingdom 360,000 357,329 0.08
Total Corporate Bonds (Cost $23,075,571) ...............................
21,009,895 4.88
h,i
Senior Floating Rate Interests
Advertising
j
Clear Channel Outdoor Holdings, Inc. , Term Loan, B ,
3.628% , ( 2-month USD LIBOR + 3.5%; 3-month USD
LIBOR + 3.5% ), 8/21/26 ....................... United States 3,228,241 3,139,803 0.73
Aerospace & Defense
AI Convoy (Luxembourg) SARL , USD Term Loan, B ,
4.5% , ( 6-month USD LIBOR + 3.5% ), 1/18/27 ...... Luxembourg 1,222,194 1,222,829 0.29
g
Alloy FinCo Ltd. , Term Loan, B , 14% , PIK, ( 3-month USD
LIBOR + 0.5% ), 3/06/25 ....................... United Kingdom 3,172,597 3,043,314 0.71
j
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 3.647%, (3-month USD LIBOR +
3.5%), 4/06/26 .............................. United States 1,945,249 1,884,460 0.44
2020 Term Loan, B2, 3.647%, (3-month USD LIBOR +
3.5%), 4/06/26 .............................. United States 1,045,833 1,013,150 0.23
7,163,753 1.67
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Master Series
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Air Freight & Logistics
Kenan Advantage Group, Inc. (The) , U.S. Term Loan, B1 ,
4.5% , ( 1-month USD LIBOR + 3.75% ), 3/24/26 ...... United States 1,477,628 $ 1,478,094 0.34
Airlines
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) ,
Initial Term Loan , 5.5% , ( 3-month USD LIBOR +
4.75% ), 4/20/28 ............................. United States 1,013,781 1,043,814 0.24
j,k
Air Canada , Term Loan, B , TBD, 7/27/28 ............ Canada 992,248 995,145 0.23
Allegiant Travel Co. , Replacement Term Loan , 3.156% ,
( 3-month USD LIBOR + 3% ), 2/05/24 ............. United States 992,054 984,921 0.23
j
American Airlines, Inc. ,
2017 Term Loan, B, 2.093%, (1-month USD LIBOR +
2%), 12/15/23 .............................. United States 450,000 440,325 0.10
2018 Replacement Term Loan, 1.836%, (1-month USD
LIBOR + 1.75%), 6/27/25 ...................... United States 1,092,347 1,020,432 0.24
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Initial Term Loan ,
4.75% , ( 3-month USD LIBOR + 3.75% ), 10/20/27 .... United States 956,180 1,011,428 0.24
j
Kestrel Bidco , Inc. , Term Loan , 4% , ( 3-month USD LIBOR
+ 3% ), 12/11/26 ............................. Canada 3,731,593 3,611,623 0.84
United AirLines , Inc. , Term Loan, B , 4.5% , ( 1-month USD
LIBOR + 3.75% ), 4/21/28 ...................... United States 1,001,953 1,005,024 0.23
10,112,712 2.35
a a a a a a
Airport Services
j
First Student Bidco , Inc. ,
Initial Term Loan, B, 3.5%, (2-month USD LIBOR +
3%), 7/21/28 ............................... United States 338,733 336,695 0.08
Initial Term Loan, C, 3.5%, (2-month USD LIBOR +
3%), 7/21/28 ............................... United States 125,036 124,283 0.03
460,978 0.11
a a a a a a
Alternative Carriers
Zayo Group Holdings, Inc. , Initial Dollar Term Loan ,
3.092% , ( 1-month USD LIBOR + 3% ), 3/09/27 ...... United States 623,553 614,255 0.15
Apparel, Accessories & Luxury Goods
Champ Acquisition Corp. , First Lien, Initial Term Loan ,
5.685% , ( 3-month USD LIBOR + 5.5%; 6-month USD
LIBOR + 5.5% ), 12/19/25 ...................... United States 1,034,728 1,039,467 0.24
Tory Burch LLC , Initial Term Loan, B , 4% , ( 1-month USD
LIBOR + 3.5% ), 4/16/28 ....................... United States 1,280,645 1,275,362 0.30
2,314,829 0.54
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Master Series
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Application Software
Blackboard, Inc. , First Lien, Term Loan, B5 , 7% , ( 3-month
USD LIBOR + 6% ), 6/30/24 .................... United States 3,195,319 $ 3,220,881 0.75
Ceridian HCM Holding, Inc. , Initial Term Loan , 2.584% ,
( 1-week USD LIBOR + 2.5% ), 4/30/25 ............ United States 689,367 678,423 0.16
ECI Macola /MAX Holding LLC , First Lien, Initial Term
Loan , 4.5% , ( 3-month USD LIBOR + 3.75% ), 11/09/27 United States 845,750 847,441 0.20
Epicor Software Corp. , Term Loan, C , 4% , ( 1-month USD
LIBOR + 3.25% ), 7/30/27 ...................... United States 1,835,454 1,832,343 0.43
Greeneden U.S. Holdings I LLC , 2020 Initial Dollar Term
Loan , 4.75% , ( 1-month USD LIBOR + 4% ), 12/01/27 . United States 2,889,527 2,895,985 0.67
IGT Holding IV AB , Term Loan , 4.25% , ( 3-month USD
LIBOR + 3.75% ), 3/31/28 ...................... Sweden 1,330,000 1,325,013 0.31
j
LogMeIn, Inc. , First Lien, Initial Term Loan , 4.85% ,
( 1-month USD LIBOR + 4.75% ), 8/31/27 .......... United States 2,200,798 2,194,779 0.51
Mitchell International, Inc. ,
j
First Lien, Amendment No. 2 New Facility Term Loan,
4.75%, (1-month USD LIBOR + 4.25%), 11/29/24 .... United States 1,642,500 1,645,432 0.38
First Lien, Initial Term Loan, 3.354%, (1-month USD
LIBOR + 3.25%), 11/29/24 ..................... United States 766,221 757,646 0.18
Polaris Newco LLC , First Lien, Dollar Term Loan , 4.5% ,
( 3-month USD LIBOR + 4% ), 6/02/28 ............. United States 2,850,000 2,851,454 0.66
Project Alpha Intermediate Holding, Inc. , 2021
Refinancing Term Loan , 4.1% , ( 1-month USD LIBOR +
4% ), 4/26/24 ............................... United States 1,539,649 1,539,010 0.36
Project Ruby Ultimate Parent Corp. , First Lien, Closing
Date Term Loan , 4% , ( 1-month USD LIBOR + 3.25% ),
3/10/28 ................................... United States 1,409,417 1,403,646 0.33
RealPage , Inc. , First Lien, Initial Term Loan , 3.75% ,
( 1-month USD LIBOR + 3.25% ), 4/24/28 .......... United States 1,796,129 1,787,490 0.41
Rocket Software, Inc. , First Lien, Initial Term Loan ,
4.342% , ( 1-month USD LIBOR + 4.25% ), 11/28/25 ... United States 797,959 781,202 0.18
Sophia LP , Closing Date Term Loan , 4.5% , ( 3-month USD
LIBOR + 3.75% ), 10/07/27 ..................... United States 1,219,054 1,219,706 0.28
Surf Holdings SARL , First Lien, Dollar Term Loan ,
3.628% , ( 3-month USD LIBOR + 3.5% ), 3/05/27 ..... Luxembourg 1,833,386 1,817,215 0.42
Syncsort , Inc. , First Lien, Initial Term Loan , 5% , ( 3-month
USD LIBOR + 4.25% ), 4/24/28 .................. United States 2,220,401 2,215,028 0.51
Ultimate Software Group, Inc. (The) , First Lien, Initial
Term Loan , 3.842% , ( 1-month USD LIBOR + 3.75% ),
5/04/26 ................................... United States 641,834 642,264 0.15
29,654,958 6.89
a a a a a a
Asset Management & Custody Banks
j
Edelman Financial Engines Center LLC (The) , First Lien,
2021 Initial Term Loan , 4.5% , ( 1-month USD LIBOR +
3.75% ), 4/07/28 ............................. United States 1,798,571 1,796,692 0.42
Russell Investments US Institutional Holdco, Inc. , 2025
Term Loan , 4.5% , ( 3-month USD LIBOR + 3.5% ),
5/30/25 ................................... United States 3,518,950 3,507,514 0.81
5,304,206 1.23
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Master Series
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Auto Parts & Equipment
Adient US LLC , Term Loan, B1 , 3.592% , ( 1-month USD
LIBOR + 3.5% ), 4/10/28 ....................... United States 1,960,000 $ 1,960,980 0.46
Clarios Global LP , First Lien, Amendment No. 1 Dollar
Term Loan , 3.342% , ( 1-month USD LIBOR + 3.25% ),
4/30/26 ................................... United States 2,150,507 2,137,067 0.50
First Brands Group LLC , First Lien, 2021 Term Loan , 6% ,
( 3-month USD LIBOR + 5% ), 3/30/27 ............. United States 1,124,264 1,138,671 0.26
Highline Aftermarket Acquisition LLC , First Lien, Initial
Term Loan , 5.25% , ( 3-month USD LIBOR + 4.5% ),
11/09/27 .................................. United States 608,482 611,016 0.14
TI Group Automotive Systems LLC , Refinancing US Term
Loan , 3.75% , ( 3-month USD LIBOR + 3.25% ), 12/16/26 United States 599,234 599,983 0.14
Truck Hero, Inc. , Initial Term Loan , 4.5% , ( 1-month USD
LIBOR + 3.75% ), 1/31/28 ...................... United States 1,736,504 1,733,361 0.40
8,181,078 1.90
a a a a a a
Automobile Manufacturers
j
American Trailer World Corp. , First Lien, Initial Term
Loan , 4.5% , ( 1-month USD LIBOR + 3.75% ), 3/03/28 . United States 2,225,584 2,199,166 0.51
Thor Industries, Inc. , Term Loan, B1 , 3.125% , ( 1-month
USD LIBOR + 3% ), 2/01/26 .................... United States 900,000 901,692 0.21
3,100,858 0.72
a a a a a a
Biotechnology
Grifols Worldwide Operations Ltd. , Dollar Term Loan, B ,
2.084% , ( 1-week USD LIBOR + 2% ), 11/15/27 ...... Ireland 655,452 647,485 0.15
Brewers
City Brewing Company LLC , First Lien, Closing Date
Term Loan , 4.25% , ( 3-month USD LIBOR + 3.5% ),
4/05/28 ................................... United States 646,259 643,431 0.15
Broadcasting
Gray Television, Inc. , Term Loan, B2 , 2.35% , ( 1-month
USD LIBOR + 2.25% ), 2/07/24 .................. United States 994,899 989,034 0.23
Nexstar Broadcasting, Inc. , Term Loan, B3 , 2.337% ,
( 1-month USD LIBOR + 2.25% ), 1/17/24 .......... United States 533,285 530,286 0.12
Sinclair Television Group, Inc. , Term Loan, B , 2.35% ,
( 1-month USD LIBOR + 2.25% ), 1/03/24 .......... United States 611,160 604,132 0.14
Univision Communications, Inc. ,
First Lien, 2021 Replacement Converted Term Loan,
4%, (1-month USD LIBOR + 3.25%), 3/15/26 ....... United States 551,244 551,015 0.13
j,k
Term Loan, B, TBD, 5/05/28 .................... United States 2,106,522 2,103,562 0.49
4,778,029 1.11
a a a a a a
Building Products
Cornerstone Building Brands, Inc. , Term Loan, B , 3.75% ,
( 1-month USD LIBOR + 3.25% ), 4/12/28 .......... United States 955,049 954,452 0.22

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Master Series
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Cable & Satellite
CSC Holdings LLC , March 2017 Refinancing Term Loan ,
2.343% , ( 1-month USD LIBOR + 2.25% ), 7/17/25 .... United States 3,376,469 $ 3,331,444 0.78
Radiate HoldCo LLC , Term Loan, B , 4.25% , ( 1-month
USD LIBOR + 3.5% ), 9/25/26 ................... United States 826,194 824,071 0.19
Virgin Media Bristol LLC , Term Loan, Q , 3.343% ,
( 1-month USD LIBOR + 3.25% ), 1/31/29 .......... United States 788,848 786,328 0.18
WideOpenWest Finance LLC , Eighth Amendment Term
Loan, B , 4.25% , ( 1-month USD LIBOR + 3.25% ),
8/18/23 ................................... United States 2,728,109 2,727,549 0.63
7,669,392 1.78
a a a a a a
Casinos & Gaming
Boyd Gaming Corp. , Term Loan, A , 3.25% , ( 1-week USD
LIBOR + 2.75% ), 9/15/23 ...................... United States 876,409 876,409 0.20
Caesars Resort Collection LLC ,
Term Loan, B, 2.842%, (1-month USD LIBOR + 2.75%),
12/23/24 .................................. United States 3,022,434 2,992,648 0.70
Term Loan, B1, 4.592%, (1-month USD LIBOR + 4.5%),
7/21/25 ................................... United States 342,849 343,607 0.08
j,k
Raptor Acquisition Corp. , Term Loan, B , TBD, 11/01/26 . United States 1,881,356 1,883,124 0.44
Station Casinos LLC , Term Loan, B1 , 2.5% , ( 1-month
USD LIBOR + 2.25% ), 2/08/27 .................. United States 2,009,780 1,979,634 0.46
8,075,422 1.88
a a a a a a
Commodity Chemicals
Cyanco Intermediate 2 Corp. , First Lien, Initial Term Loan ,
3.592% , ( 1-month USD LIBOR + 3.5% ), 3/16/25 ..... United States 1,764,117 1,748,839 0.41
Communications Equipment
CommScope , Inc. , Initial Term Loan , 3.342% , ( 1-month
USD LIBOR + 3.25% ), 4/06/26 .................. United States 2,564,162 2,543,328 0.59
Construction & Engineering
j
USIC Holdings, Inc. , First Lien, Initial Term Loan , 4.25% ,
( 1-month USD LIBOR + 3.5% ), 5/12/28 ........... United States 2,368,966 2,361,859 0.55
Construction Materials
White Cap Buyer LLC , Initial Closing Date Term Loan ,
4.5% , ( 1-month USD LIBOR + 4% ), 10/19/27 ....... United States 1,442,116 1,445,275 0.34
Consumer Electronics
Playtika Holding Corp. , Term Loan, B1 , 2.842% , ( 1-month
USD LIBOR + 2.75% ), 3/13/28 .................. United States 431,878 429,368 0.10
Data Processing & Outsourced Services
Neustar , Inc. , First Lien, Term Loan, B5 , 5.5% , ( 3-month
USD LIBOR + 4.5% ), 8/08/24 ................... United States 1,766,172 1,731,767 0.40
Pitney Bowes, Inc. , Refinancing Term Loan, B , 4.1% ,
( 1-month USD LIBOR + 4% ), 3/17/28 ............. United States 3,092,250 3,102,887 0.72
4,834,654 1.12
a a a a a a
Diversified Banks
Finastra Ltd. , First Lien, Dollar Term Loan , 4.5% ,
( 3-month USD LIBOR + 3.5% ), 6/13/24 ........... United Kingdom 4,039,396 3,982,016 0.93
Diversified Capital Markets
Vertical Midco GmbH , USD Term Loan , 4.478% , ( 6-month
USD LIBOR + 4.25% ), 6/30/27 .................. Germany 1,227,268 1,226,213 0.28

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Master Series
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Diversified Chemicals
Lummus Technology Holdings V LLC , 2021 Refinancing
Term Loan, B , 3.592% , ( 1-month USD LIBOR + 3.5% ),
6/30/27 ................................... United States 887,832 $ 881,657 0.21
SCIH Salt Holdings, Inc. , First Lien, Incremental Term
Loan, B1 , 4.75% , ( 3-month USD LIBOR + 4% ), 3/16/27 United States 2,680,258 2,684,090 0.62
3,565,747 0.83
a a a a a a
Diversified Metals & Mining
U.S. Silica Co. , Term Loan , 5% , ( 1-month USD LIBOR +
4% ), 5/01/25 ............................... United States 2,760,767 2,665,176 0.62
Diversified Support Services
j
CCI Buyer, Inc. , First Lien, Initial Term Loan , 4.75% ,
( 3-month USD LIBOR + 4% ), 12/17/27 ............ United States 1,438,068 1,440,634 0.34
Spin Holdco, Inc. , Initial Term Loan , 4.75% , ( 3-month
USD LIBOR + 4% ), 3/04/28 .................... United States 1,100,000 1,100,550 0.26
2,541,184 0.60
a a a a a a
Drug Retail
GNC Holdings, Inc. , Second Lien, Term Loan , 6.103% ,
( 1-month USD LIBOR + 6% ), 10/07/26 ............ United States 4,969,229 4,521,998 1.05
Education Services
KUEHG Corp. , Term Loan, B3 , 4.75% , ( 3-month USD
LIBOR + 3.75% ), 2/21/25 ...................... United States 1,610,983 1,580,890 0.37
Learning Care Group (US) No. 2, Inc. , First Lien, Initial
Term Loan , 4.25% , ( 3-month USD LIBOR + 3.25% ),
3/13/25 ................................... United States 750,000 734,295 0.17
2,315,185 0.54
a a a a a a
Electric Utilities
Astoria Energy LLC , Advance (2020) Term Loan, B , 4.5% ,
( 3-month USD LIBOR + 3.5% ), 12/10/27 .......... United States 397,005 396,477 0.09
Electronic Equipment & Instruments
Verifone Systems, Inc. , First Lien, Initial Term Loan ,
4.147% , ( 3-month USD LIBOR + 4% ), 8/20/25 ...... United States 496,173 485,382 0.11
Environmental & Facilities Services
j
Madison IAQ LLC , Term Loan , 3.75% , ( 3-month USD
LIBOR + 3.25% ), 6/21/28 ...................... United States 1,907,605 1,893,803 0.44
Food Retail
Shearer's Foods LLC , First Lien, Refinancing Term Loan ,
4.25% , ( 3-month USD LIBOR + 3.5% ), 9/23/27 ...... United States 569,936 570,321 0.13
General Merchandise Stores
Franchise Group, Inc. , First Lien, Initial Term Loan , 5.5% ,
( 3-month USD LIBOR + 4.75% ), 3/10/26 .......... United States 367,031 369,783 0.09
Health Care Equipment
Jazz Pharmaceuticals, Inc. , Initial Dollar Term Loan , 4% ,
( 1-month USD LIBOR + 3.5% ), 5/05/28 ........... United States 685,714 687,429 0.16
Health Care Facilities
ADMI Corp. ,
Amendment No. 4 Refinancing Term Loan, 3.625%,
(1-month USD LIBOR + 3.125%), 12/23/27 ........ United States 2,271,114 2,236,480 0.52
Amendment No. 5 Incremental Term Loan, 4%,
(1-month USD LIBOR + 3.5%), 12/23/27 .......... United States 1,700,824 1,695,509 0.39

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Master Series
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
j,k
Aveanna Healthcare LLC , Term Loan, B , TBD, 6/30/28 . United States 1,006,748 $ 1,002,500 0.23
Global Medical Response, Inc. , 2018 New Term Loan ,
5.25% , ( 3-month USD LIBOR + 4.25% ), 3/14/25 ..... United States 837,947 838,646 0.20
j
Heartland Dental LLC , 2021 Incremental Term Loan ,
4.093% , ( 1-month USD LIBOR + 4% ), 4/30/25 ...... United States 1,000,000 997,810 0.23
ICON Luxembourg SARL , Term Loan , 3% , ( 3-month USD
LIBOR + 2.5% ), 7/03/28 ....................... Luxembourg 1,044,188 1,043,253 0.24
Pathway Vet Alliance LLC , First Lien, 2021 Replacement
Term Loan , 3.842% , ( 1-month USD LIBOR + 3.75% ),
3/31/27 ................................... United States 3,312,485 3,300,063 0.77
Pluto Acquisition I, Inc. , First Lien, 2021 Term Loan ,
4.135% , ( 2-month USD LIBOR + 4% ), 6/22/26 ...... United States 773,203 769,337 0.18
11,883,598 2.76
a a a a a a
Health Care Services
CNT Holdings I Corp. , First Lien, Initial Term Loan , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 11/08/27 .......... United States 1,260,029 1,259,047 0.29
eResearchTechnology , Inc. , First Lien, Initial Term Loan ,
5.5% , ( 1-month USD LIBOR + 4.5% ), 2/04/27 ...... United States 1,415,667 1,420,091 0.33
Gentiva Health Services, Inc. , First Lien, Term Loan, B1 ,
2.875% , ( 1-month USD LIBOR + 2.75% ), 7/02/25 .... United States 873,856 871,675 0.20
National Mentor Holdings, Inc. ,
First Lien, Initial Term Loan, 4.5%, (1-month USD
LIBOR + 3.75%; 3-month USD LIBOR + 3.75%),
3/02/28 ................................... United States 3,175,574 3,174,257 0.74
First Lien, Initial Term Loan, C, 4.5%, (3-month USD
LIBOR + 3.75%), 3/02/28 ...................... United States 100,015 99,973 0.02
Phoenix Guarantor, Inc. ,
First Lien, Term Loan, B1, 3.339%, (1-month USD
LIBOR + 3.25%), 3/05/26 ...................... United States 1,832,273 1,811,431 0.42
First Lien, Term Loan, B3, 3.596%, (1-month USD
LIBOR + 3.5%), 3/05/26 ....................... United States 1,626,624 1,611,228 0.38
j
Radiology Partners, Inc. , First Lien, Term Loan, B ,
4.348% , ( 1-month USD LIBOR + 4.25% ), 7/09/25 .... United States 1,750,000 1,747,813 0.41
Team Health Holdings, Inc. , Initial Term Loan , 3.75% ,
( 1-month USD LIBOR + 2.75% ), 2/06/24 .......... United States 847,786 822,751 0.19
U.S. Anesthesia Partners, Inc. , First Lien, Initial Term
Loan , 4% , ( 3-month USD LIBOR + 3% ), 6/23/24 ..... United States 574,657 568,327 0.13
j
U.S. Renal Care, Inc. , Initial Term Loan , 5.125% ,
( 1-month USD LIBOR + 5% ), 6/26/26 ............. United States 1,196,954 1,199,839 0.28
Waystar Technologies, Inc. , First Lien, Initial Term Loan ,
4.092% , ( 1-month USD LIBOR + 4% ), 10/22/26 ..... United States 3,866,934 3,858,485 0.90
18,444,917 4.29
a a a a a a
Home Improvement Retail
Park River Holdings, Inc. , First Lien, Initial Term Loan ,
4% , ( 3-month USD LIBOR + 3.25% ), 12/28/27 ...... United States 1,738,652 1,724,370 0.40
SRS Distribution, Inc. , 2021 Refinancing Term Loan ,
4.25% , ( 3-month USD LIBOR + 3.75% ), 6/02/28 ..... United States 1,588,411 1,579,309 0.37
3,303,679 0.77
a a a a a a
Homefurnishing Retail
Rent-A-Center, Inc. , Initial Term Loan , 4.75% , ( 1-month
USD LIBOR + 4% ), 2/17/28 .................... United States 487,749 490,188 0.11
Savers, Inc. , Term Loan , 6.5% , ( 3-month USD LIBOR +
5.75% ), 4/21/28 ............................. United States 986,842 998,768 0.23
1,488,956 0.34
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Master Series
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Hotels, Resorts & Cruise Lines
j,k
Hilton Grand Vacations Borrower LLC , Term Loan , TBD,
5/19/28 ................................... United States 634,921 $ 633,492 0.15
Household Appliances
j,k
Osmosis Buyer Ltd. , Initial Term Loan, B , TBD, 7/30/28 . United States 1,619,048 1,620,821 0.38
VC GB Holdings I Corp. , First Lien, Initial Term Loan ,
TBD, 7/21/28 ............................... United States 1,513,139 1,504,158 0.35
3,124,979 0.73
a a a a a a
Household Products
b,g,l
FGI Operating Co. LLC , Term Loan , 11% , PIK, ( 3-month
USD LIBOR + 10% ), 5/16/22 ................... United States 9,244,998 1,497,972 0.35
Human Resource & Employment Services
CCRR Parent, Inc. , First Lien, Initial Term Loan , 5% ,
( 3-month USD LIBOR + 4.25% ), 3/06/28 .......... United States 456,160 457,586 0.11
j
UKG, Inc. , First Lien, 2021 Incremental Term Loan , 4% ,
( 3-month USD LIBOR + 3.25% ), 5/04/26 .......... United States 1,948,658 1,950,071 0.45
2,407,657 0.56
a a a a a a
Industrial Machinery
Tiger Acquisition LLC , First Lien, Initial Term Loan , 3.75% ,
( 3-month USD LIBOR + 3.25% ), 6/01/28 .......... United States 979,592 973,474 0.23
j,k
TK Elevator Midco GmbH , Term Loan, B1 , TBD, 7/30/27 Germany 163,636 163,496 0.04
UTEX Industries, Inc. ,
First Out Term Loan, 8.5%, (1-month USD LIBOR +
7%), 12/03/24 .............................. United States 709,060 714,970 0.16
g
Second Out Term Loan, 5.25%, PIK, (1-month USD
LIBOR + 3.75%), 12/03/25 ..................... United States 790,549 770,532 0.18
2,622,472 0.61
a a a a a a
Insurance Brokers
Alliant Holdings Intermediate LLC ,
2018 Initial Term Loan, 3.342%, (1-month USD LIBOR
+ 3.25%), 5/09/25 ........................... United States 2,136,954 2,111,941 0.49
2020 New Term Loan, 4.25%, (1-month USD LIBOR +
3.75%), 11/05/27 ............................ United States 317,896 318,095 0.08
2,430,036 0.57
a a a a a a
Integrated Telecommunication Services
Altice France SA , USD Incremental Term Loan, B13 ,
4.155% , ( 3-month USD LIBOR + 4% ), 8/14/26 ...... France 1,167,806 1,166,591 0.27
Global Tel*Link Corp. ,
First Lien, Term Loan, 4.342%, (1-month USD LIBOR +
4.25%), 11/29/25 ............................ United States 4,729,606 4,382,264 1.02
Second Lien, Term Loan, 8.342%, (1-month USD
LIBOR + 8.25%), 11/29/26 ..................... United States 2,479,737 2,121,204 0.49
West Corp. , Initial Term Loan, B , 5% , ( 3-month USD
LIBOR + 4% ), 10/10/24 ....................... United States 1,054,857 1,030,432 0.24
8,700,491 2.02
a a a a a a
Internet & Direct Marketing Retail
MH Sub I LLC (Micro Holding Corp.) ,
First Lien, 2020 June New Term Loan, 4.75%, (1-month
USD LIBOR + 3.75%), 9/13/24 .................. United States 947,140 948,073 0.22
First Lien, Amendment No. 2 Initial Term Loan, 3.592%,
(1-month USD LIBOR + 3.5%), 9/13/24 ........... United States 1,533,483 1,525,900 0.35
2,473,973 0.57
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Master Series
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
23
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Internet Services & Infrastructure
Arches Buyer, Inc. , Refinancing Term Loan , 3.75% ,
( 1-month USD LIBOR + 3.25% ), 12/06/27 ......... United States 1,017,444 $ 1,012,713 0.24
Barracuda Networks, Inc. , First Lien, 2020 Term Loan ,
4.5% , ( 3-month USD LIBOR + 3.75% ), 2/12/25 ...... United States 953,625 956,109 0.22
Informatica LLC , Dollar 2020 Term Loan , 3.342% ,
( 1-month USD LIBOR + 3.25% ), 2/25/27 .......... United States 992,886 983,787 0.23
TIBCO Software, Inc. , Term Loan, B3 , 3.85% , ( 1-month
USD LIBOR + 3.75% ), 6/30/26 .................. United States 2,778,223 2,758,262 0.64
5,710,871 1.33
a a a a a a
Investment Banking & Brokerage
Citadel Securities LP , 2021 Term Loan , 2.592% , ( 1-month
USD LIBOR + 2.5% ), 2/02/28 ................... United States 1,296,750 1,276,371 0.30
Deerfield Dakota Holding LLC , First Lien, Initial Dollar
Term Loan , 4.75% , ( 1-month USD LIBOR + 3.75% ),
4/09/27 ................................... United States 1,889,532 1,892,933 0.44
Jane Street Group LLC , Dollar Term Loan , 2.852% ,
( 1-week USD LIBOR + 2.75%; 1-month USD LIBOR +
2.75% ), 1/26/28 ............................. United States 436,401 430,401 0.10
3,599,705 0.84
a a a a a a
IT Consulting & Other Services
Aventiv Technologies LLC , First Lien, Initial Term Loan ,
5.5% , ( 3-month USD LIBOR + 4.5% ), 11/01/24 ...... United States 2,630,458 2,459,649 0.57
Gainwell Acquisition Corp. , First Lien, Term Loan, B ,
4.75% , ( 3-month USD LIBOR + 4% ), 10/01/27 ...... United States 3,006,470 3,010,694 0.70
Peraton Corp. , First Lien, Term Loan, B , 4.5% , ( 1-month
USD LIBOR + 3.75% ), 2/01/28 .................. United States 2,574,447 2,576,056 0.60
j,k
Sitel Worldwide Corp. , Term Loan , TBD, 7/28/28 ...... France 591,549 591,549 0.14
8,637,948 2.01
a a a a a a
Leisure Facilities
g
24 Hour Fitness Worldwide, Inc. , Term Loan , 5.146% ,
PIK, ( 3-month USD LIBOR + 5% ), 12/29/25 ........ United States 4,762,867 4,161,188 0.97
Leisure Products
j
Hercules Achievement, Inc. (Varsity Brands Holding Co.,
Inc.) , First Lien, Initial Term Loan , 4.5% , ( 1-month USD
LIBOR + 3.5% ), 12/16/24 ...................... United States 1,896,492 1,849,611 0.43
j
Motion Acquisition Ltd. ,
Term Loan, B1, 3.397%, (3-month USD LIBOR +
3.25%), 11/12/26 ............................ United Kingdom 875,428 833,687 0.19
Term Loan, B2, 3.397%, (3-month USD LIBOR +
3.25%), 11/12/26 ............................ United Kingdom 124,572 118,633 0.03
NASCAR Holdings LLC , Initial Term Loan , 2.842% ,
( 1-month USD LIBOR + 2.75% ), 10/19/26 ......... United States 1,286,798 1,277,771 0.30
4,079,702 0.95
a a a a a a
Life & Health Insurance
AssuredPartners , Inc. ,
2020 February Refinancing Term Loan, 3.592%,
(1-month USD LIBOR + 3.5%), 2/12/27 ........... United States 3,030,723 2,998,794 0.70
j
2021 Term Loan, 4%, (1-month USD LIBOR + 3.5%),
2/12/27 ................................... United States 620,186 620,030 0.14
3,618,824 0.84
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Master Series
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Life Sciences Tools & Services
ICON plc , U.S. Term Loan , 3% , ( 3-month USD LIBOR +
2.5% ), 7/03/28 .............................. Ireland 260,160 $ 259,927 0.06
Metal & Glass Containers
BWay Holding Co. , Initial Term Loan , 3.342% , ( 1-month
USD LIBOR + 3.25% ), 4/03/24 .................. United States 3,440,505 3,337,014 0.78
Movies & Entertainment
AMC Entertainment Holdings, Inc. , Term Loan, B1 ,
3.103% , ( 1-month USD LIBOR + 3% ), 4/22/26 ...... United States 648,342 577,789 0.13
Banijay Entertainment SAS , USD Term Loan, B , 3.851% ,
( 1-month USD LIBOR + 3.75% ), 3/01/25 .......... France 1,675,154 1,672,281 0.39
j
Crown Finance US, Inc. , Initial Dollar Term Loan , 3.5% ,
( 3-month USD LIBOR + 2.5% ), 2/28/25 ........... United States 844,747 687,890 0.16
Diamond Sports Group LLC , Term Loan , 3.35% , ( 1-month
USD LIBOR + 3.25% ), 8/24/26 .................. United States 3,555,039 1,965,777 0.46
Lions Gate Capital Holdings LLC , 2023 Term Loan, A ,
1.842% , ( 1-month USD LIBOR + 1.75% ), 3/22/23 .... United States 3,452,361 3,426,468 0.80
William Morris Endeavor Entertainment LLC (IMG
Worldwide Holdings LLC) , First Lien, Term Loan, B1 ,
2.85% , ( 1-month USD LIBOR + 2.75% ), 5/18/25 ..... United States 1,191,856 1,161,213 0.27
9,491,418 2.21
a a a a a a
Multi-line Insurance
Acrisure LLC ,
First Lien, 2020 Term Loan, 3.607%, (2-month USD
LIBOR + 3.5%), 2/15/27 ....................... United States 1,845,328 1,815,572 0.42
j,k
Incremental Term Loan, B, TBD, 2/15/27 .......... United States 782,609 777,475 0.18
2,593,047 0.60
a a a a a a
Office Services & Supplies
Staples, Inc. ,
2019 Refinancing New Term Loan, B1, 5.176%,
(3-month USD LIBOR + 5%), 4/16/26 ............. United States 1,236,677 1,201,809 0.28
2019 Refinancing New Term Loan, B2, 4.676%,
(3-month USD LIBOR + 4.5%), 9/12/24 ........... United States 1,765,496 1,740,276 0.40
2,942,085 0.68
a a a a a a
Oil & Gas Exploration & Production
l
Fieldwood Energy LLC , First Lien, Closing Date Term
Loan , 7.251% , ( 3-month USD LIBOR + 4.25% ), 4/11/22 United States 25,460,344 13,744,003 3.19
Other Diversified Financial Services
j,k
AqGen Ascensus , Inc. , Term Loan , TBD, 5/19/28 ...... United States 2,450,211 2,443,473 0.57
Packaged Foods & Meats
g,j
CSM Bakery Solutions Ltd. , Second Lien, Term Loan ,
8.75% , PIK, ( 3-month USD LIBOR + 7.75% ), 7/05/22 . United States 3,089,357 3,071,346 0.71
Paper Packaging
j
Charter Next Generation, Inc. , First Lien, 2021 Initial Term
Loan , 4.5% , ( 1-month USD LIBOR + 3.75% ), 12/01/27 United States 1,892,670 1,893,455 0.44
Kleopatra Finco SARL , USD Term Loan, B , 5.25% ,
( 3-month USD LIBOR + 4.75% ), 2/12/26 .......... Luxembourg 1,515,576 1,517,940 0.35
3,411,395 0.79
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Master Series
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
25
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Personal Products
Conair Holdings LLC , First Lien, Initial Term Loan , 4.25% ,
( 3-month USD LIBOR + 3.75% ), 5/17/28 .......... United States 1,472,318 $ 1,470,250 0.34
Coty, Inc. , USD Term Loan, B , 2.352% , ( 1-month USD
LIBOR + 2.25% ), 4/07/25 ...................... United States 246,565 237,539 0.05
Sunshine Luxembourg VII SARL , Term Loan, B3 , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 10/01/26 ......... Luxembourg 2,991,203 2,996,812 0.70
4,704,601 1.09
a a a a a a
Pharmaceuticals
Bausch Health Cos., Inc. , Initial Term Loan , 3.104% ,
( 1-month USD LIBOR + 3% ), 6/02/25 ............. United States 975,266 969,537 0.23
Organon & Co. , Dollar Term Loan , 3.5% , ( 6-month USD
LIBOR + 3% ), 6/02/28 ........................ United States 956,757 955,661 0.22
1,925,198 0.45
a a a a a a
Property & Casualty Insurance
Asurion LLC ,
New Term Loan, B8, 3.342%, (1-month USD LIBOR +
3.25%), 12/23/26 ............................ United States 2,623,850 2,578,339 0.60
New Term Loan, B9, 3.342%, (1-month USD LIBOR +
3.25%), 7/31/27 ............................. United States 998,639 982,102 0.23
Second Lien, New Term Loan, B3, 5.342%, (1-month
USD LIBOR + 5.25%), 1/31/28 .................. United States 52,263 52,096 0.01
j,k
Second Lien, New Term Loan, B4, TBD, 1/20/29 .... United States 2,248,036 2,240,302 0.52
5,852,839 1.36
a a a a a a
Publishing
j
Cengage Learning, Inc. , First Lien, Term Loan, B , 5.75% ,
( 3-month USD LIBOR + 4.75% ), 7/14/26 .......... United States 3,790,584 3,794,242 0.88
j,k
McGraw-Hill Education, Inc. , Initial Term Loan , TBD,
7/28/28 ................................... United States 1,341,935 1,329,858 0.31
5,124,100 1.19
a a a a a a
Railroads
Ventia Midco Pty. Ltd. , 2017 Refinancing USD Term Loan,
B , 5% , ( 3-month USD LIBOR + 4% ), 5/21/26 ....... Australia 5,460,137 5,472,817 1.27
Real Estate Services
Cushman & Wakefield U.S. Borrower LLC , Replacement
Term Loan , 2.842% , ( 1-month USD LIBOR + 2.75% ),
8/21/25 ................................... United States 1,047,348 1,033,979 0.24
Research & Consulting Services
Dun & Bradstreet Corp. (The) , Initial Term Loan , 3.336% ,
( 1-month USD LIBOR + 3.25% ), 2/06/26 .......... United States 1,186,731 1,178,198 0.27
Restaurants
Golden Nugget, Inc. , Initial Term Loan, B , 3.25% ,
( 2-month USD LIBOR + 2.5% ), 10/04/23 .......... United States 2,262,532 2,243,538 0.52
IRB Holding Corp. , Fourth Amendment Incremental Term
Loan , 4.25% , ( 3-month USD LIBOR + 3.25% ), 12/15/27 United States 1,553,261 1,550,349 0.36
j,k
Whatabrands LLC , Term Loan, B , TBD, 7/21/28 ....... United States 1,605,839 1,600,315 0.37
5,394,202 1.25
a a a a a a
Retail REITs
j
Brookfield Property REIT, Inc. , Initial Term Loan, B ,
2.592% , ( 1-month USD LIBOR + 2.5% ), 8/27/25 ..... United States 1,196,923 1,164,008 0.27

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Master Series
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Security & Alarm Services
Allied Universal Holdco LLC , Initial U.S. Dollar Term Loan ,
4.25% , ( 3-month USD LIBOR + 3.75% ), 5/12/28 ..... United States 2,423,612 $ 2,424,787 0.56
j
APX Group, Inc. , Initial Term Loan , 4% , ( 1-month USD
LIBOR + 3.5% ), 7/10/28 ....................... United States 1,286,275 1,278,557 0.30
Prime Security Services Borrower LLC , First Lien, 2021
Refinancing Term Loan, B1 , 3.5% , ( 1-month USD
LIBOR + 2.75%; 3-month USD LIBOR + 2.75% ),
9/23/26 ................................... United States 449,019 447,553 0.10
4,150,897 0.96
a a a a a a
Soft Drinks
Triton Water Holdings, Inc. , First Lien, Initial Term Loan ,
4% , ( 3-month USD LIBOR + 3.5% ), 3/31/28 ........ United States 1,548,990 1,539,216 0.36
Specialized Consumer Services
Sedgwick Claims Management Services, Inc. (Lightning
Cayman Merger Sub Ltd.) , Initial Term Loan , 3.342% ,
( 1-month USD LIBOR + 3.25% ), 12/31/25 ......... United States 794,157 782,792 0.18
WeddingWire , Inc. , First Lien, Initial Term Loan , 4.628% ,
( 2-month USD LIBOR + 4.5%; 3-month USD LIBOR +
4.5% ), 12/19/25 ............................. United States 1,394,893 1,396,636 0.32
WW International, Inc. , Initial Term Loan , 4% , ( 1-month
USD LIBOR + 3.5% ), 4/13/28 ................... United States 754,615 753,910 0.18
2,933,338 0.68
a a a a a a
Specialized Finance
j
MPH Acquisition Holdings LLC , Initial Term Loan , 3.75% ,
( 3-month USD LIBOR + 2.75% ), 6/07/23 .......... United States 1,650,000 1,640,438 0.38
Verscend Holding Corp. , Term Loan, B1 , 4.092% ,
( 1-month USD LIBOR + 4% ), 8/27/25 ............. United States 3,003,506 3,002,380 0.70
4,642,818 1.08
a a a a a a
Specialty Chemicals
ASP Unifrax Holdings, Inc. , First Lien, USD Term Loan ,
3.897% , ( 3-month USD LIBOR + 3.75% ), 12/12/25 ... United States 797,954 784,987 0.18
INEOS Styrolution Group GmbH , 2026 Dollar Term Loan,
B , 3.25% , ( 1-month USD LIBOR + 2.75% ), 1/29/26 .. United Kingdom 515,166 514,394 0.12
NIC Acquisition Corp. , First Lien, Initial Term Loan , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 12/29/27 ......... United States 1,691,296 1,684,953 0.39
j,k
Sparta U.S. Holdco LLC , First Lien, Initial Term
Commitment Term Loan , TBD, 8/02/28 ............ United States 809,375 810,217 0.19
3,794,551 0.88
a a a a a a
Specialty Stores
Michaels Companies, Inc. (The) , Term Loan, B , 5% ,
( 1-month USD LIBOR + 4.25% ), 4/15/28 .......... United States 1,530,000 1,533,144 0.36
PetSmart LLC , Initial Term Loan , 4.5% , ( 3-month USD
LIBOR + 3.75% ), 2/11/28 ...................... United States 518,127 518,580 0.12
Woof Holdings, Inc. , First Lien, Initial Term Loan , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 12/21/27 ......... United States 758,985 758,355 0.18
2,810,079 0.66
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Master Series
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
27
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Systems Software
athenahealth , Inc. , First Lien, Term Loan, B1 , 4.41% ,
( 3-month USD LIBOR + 4.25% ), 2/11/26 .......... United States 3,742,052 $ 3,747,665 0.87
Atlas Purchaser, Inc. , First Lien, Initial Term Loan , 6% ,
( 3-month USD LIBOR + 5.25% ), 5/08/28 .......... United States 1,000,000 986,040 0.23
DCert Buyer, Inc. ,
First Lien, Initial Term Loan, 4.092%, (1-month USD
LIBOR + 4%), 10/16/26 ....................... United States 3,419,350 3,419,829 0.80
Second Lien, First Amendment Refinancing Term Loan,
7.092%, (1-month USD LIBOR + 7%), 2/19/29 ...... United States 650,664 658,914 0.15
Hyland Software, Inc. ,
First Lien, 2018 Refinancing Term Loan, 4.25%,
(1-month USD LIBOR + 3.5%), 7/01/24 ........... United States 2,270,132 2,273,322 0.53
Second Lien, 2021 Refinancing Term Loan, 7%,
(1-month USD LIBOR + 6.25%), 7/07/25 .......... United States 30,303 30,568 0.00
†
Idera , Inc. , First Lien, Term Loan, B1 , 4.5% , ( 2-month
USD LIBOR + 3.75% ), 3/02/28 .................. United States 2,485,796 2,482,689 0.58
Ivanti Software, Inc. ,
First Lien, First Amendment Term Loan, 4.75%,
(3-month USD LIBOR + 4%), 12/01/27 ............ United States 94,043 93,828 0.02
First Lien, Initial Term Loan, 5.75%, (3-month USD
LIBOR + 4.75%), 12/01/27 ..................... United States 1,995,000 1,996,386 0.47
Perforce Software, Inc. , First Lien, New Term Loan ,
3.842% , ( 1-month USD LIBOR + 3.75% ), 7/01/26 .... United States 1,797,625 1,779,199 0.41
Quest Software US Holdings, Inc. , First Lien, Initial Term
Loan , 4.379% , ( 3-month USD LIBOR + 4.25% ), 5/16/25 United States 1,323,209 1,323,950 0.31
k
Sovos Compliance LLC , Term Loan, B , TBD, 7/29/28 ... United States 456,697 457,839 0.11
19,250,229 4.48
a a a a a a
Technology Hardware, Storage & Peripherals
Amentum Government Services Holdings LLC ,
First Lien, Term Loan, 1, 3.592%, (1-month USD LIBOR
+ 3.5%), 1/29/27 ............................ United States 1,391,000 1,385,784 0.32
First Lien, Term Loan, 2, 5.5%, (3-month USD LIBOR +
4.75%), 1/29/27 ............................. United States 618,580 620,899 0.15
j,k
Magenta Buyer LLC , First Lien, Initial Term Loan , TBD,
7/27/28 ................................... United States 2,721,752 2,712,403 0.63
4,719,086 1.10
a a a a a a
Trucking
Avis Budget Car Rental LLC , New Term Loan, B , 2.35% ,
( 1-month USD LIBOR + 2.25% ), 8/06/27 .......... United States 1,999,511 1,959,691 0.46
Total Senior Floating Rate Interests (Cost $360,897,229) ..................
340,641,787 79.20
Shares/Units
Escrows and Litigation Trusts
a
99 Escrow Issuer, Inc., Escrow Account, 144A ........ United States 600,000 566,250 0.13
a,b
Millennium Corporate Claim Trust, Escrow Account .... United States 6,589,709 — 0.00
a,b
Millennium Lender Claim Trust, Escrow Account ...... United States 6,589,709 — 0.00
a,b
Remington Outdoor Co., Inc., Litigation Units ......... United States 98,704 — 0.00
Total Escrows and Litigation Trusts (Cost $599,551) ......................
566,250 0.13
Total Long Term Investments (Cost $431,437,392) ........................
409,388,009 95.18
a

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Master Series
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
28
Short Term Investments
a a
Principal
Amount
*
a Value
% of Net
Assets
aa aa aa aa aa aa
Repurchase Agreements
m
Joint Repurchase Agreement, 0.026%, 8/02/21 (Maturity Value
$66,596,034)
BNP Paribas Securities Corp. (Maturity Value $48,196,216)
Deutsche Bank Securities, Inc. (Maturity Value $6,694,899)
HSBC Securities (USA) Inc. (Maturity Value $11,704,919)
Collateralized by U.S. Government Agency Securities, 3% - 5%, 4/20/41
- 3/20/51; U.S. Treasury Bond, Index Linked, 2.38%, 1/15/25; and U.S.
Treasury Note, 2.25%, 4/30/24 (valued at $67,942,316) ............. 66,595,888 $ 66,595,888 15.48
Total Repurchase Agreements (Cost $66,595,888) ........................
66,595,888 15.48
a a a
Total Short Term Investments (Cost $66,595,888 ) .........................
66,595,888 15.48
a
Total Investments (Cost $498,033,280) ..................................
$475,983,897 110.66
Other Assets, less Liabilities ...........................................
(45,855,222) (10.66)
Net Assets ...........................................................
$430,128,675 100.00
See Abbreviations on page 42 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.01% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
c
See Note 9 regarding restricted securities.
d
See Note 10 regarding holdings of 5% voting securities.
e
See Note 3(d) regarding investments in affiliated management investment companies.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2021, the aggregate value of these securities was $10,997,814, representing 2.6% of net assets.
g
Income may be received in additional securities and/or cash.
h
See Note 1(d) regarding senior floating rate interests.
i
The coupon rate shown represents the rate at period end.
j
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
k
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
l
See Note 7 regarding credit risk and defaulted securities.
m
See Note 1(b) regarding joint repurchase agreement.

Franklin Floating Rate Master Trust
Financial Statements
Statement of Assets and Liabilities
July 31, 2021
The accompanying notes are an integral part of these financial statements. Annual Report
29
Franklin
Floating Rate
Master Series
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $399,398,546
Cost - Controlled affiliates (Note 3 d and 10 ) ..................................................... 21,638,428
Cost - Non-controlled affiliates (Note 3 d and 10 ) .................................................. 10,400,418
Cost - Unaffiliated repurchase agreements ...................................................... 66,595,888
Value - Unaffiliated issuers .................................................................. $370,590,553
Value - Controlled affiliates (Note 3 d and 10 ) ..................................................... 21,343,063
Value - Non-controlled affiliates (Note 3 d and 10 ) ................................................. 17,454,393
Value - Unaffiliated repurchase agreements ...................................................... 66,595,888
Cash .................................................................................... 535,539
Receivables:
Investment securities sold ................................................................... 2,560,865
Dividends and interest ..................................................................... 1,507,203
Unrealized appreciation on unfunded loan commitments (Note 13 ) ...................................... 2,400
Total assets .......................................................................... 480,589,904
Liabilities:
Payables:
Investment securities purchased .............................................................. 48,765,235
Management fees ......................................................................... 161,888
Trustees' fees and expenses ................................................................. 32,587
Distributions to shareholders ................................................................. 1,369,406
Accrued expenses and other liabilities ........................................................... 132,113
Total liabilities ......................................................................... 50,461,229
Net assets, at value ................................................................. $430,128,675
Net assets consist of:
Paid-in capital ............................................................................. $809,855,090
Total distributable earnings (losses) ............................................................. (379,726,415)
Net assets, at value ................................................................. $430,128,675
Shares outstanding ......................................................................... 58,248,210
Net asset value and maximum offering price per share ($430,128,675 ÷58,248,210 shares outstanding) .......... $7.38

Franklin Floating Rate Master Trust
Financial Statements
Statement of Operations
for the year ended July 31, 2021
Annual Report The accompanying notes are an integral part of these financial statements.
30
Franklin
Floating Rate
Master Series
Investment income:
Dividends: (net of foreign taxes of $68,371)
Unaffiliated issuers ........................................................................ $202,185
Controlled affiliates (Note 3 d and 10 ) ........................................................... 447,459
Non-controlled affiliates (Note 3 d and 10 ) ....................................................... 191,198
Interest:
Unaffiliated issuers:
Payment-in-kind ......................................................................... 884,004
Paydown gain (loss) ..................................................................... 1,234,056
Paid in cash
a
........................................................................... 13,893,093
Non-controlled affiliates (Note 3 d and 10 ) ....................................................... 271,769
Total investment income ................................................................... 17,123,764
Expenses:
Management fees (Note 3 a ) ................................................................... 1,922,720
Custodian fees (Note 4 ) ...................................................................... 1,636
Reports to shareholders ...................................................................... 9,901
Registration and filing fees .................................................................... 218
Professional fees ........................................................................... 204,487
Trustees' fees and expenses .................................................................. 48,453
Other .................................................................................... 25,291
Total expenses ......................................................................... 2,212,706
Expense reductions (Note 4 ) ............................................................... (2,233)
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............................................. (287,721)
Net expenses ......................................................................... 1,922,752
Net investment income ................................................................ 15,201,012
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (23,657,484)
Controlled affiliates (Note 3 d and 10 ) ......................................................... (31,503)
Non-controlled affiliates (Note 3 d and 10 ) ...................................................... (45,817,038)
Net realized gain (loss) .................................................................. (69,506,025)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 39,986,951
Controlled affiliates (Note 3 d and 10 ) ......................................................... 954,681
Non-controlled affiliates (Note 3 d and 10 ) ...................................................... 48,846,778
Unfunded loan commitments ................................................................. 17,393
Net change in unrealized appreciation (depreciation) ............................................ 89,805,803
Net realized and unrealized gain (loss) ............................................................ 20,299,778
Net increase (decrease) in net assets resulting from operations .......................................... $35,500,790
a
Includes amortization of premium and accretion of discount.

Franklin Floating Rate Master Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Annual Report
31
Franklin Floating Rate Master Series
Year Ended
July 31, 2021
Year Ended
July 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $15,201,012 $34,395,151
Net realized gain (loss) ................................................. (69,506,025) (65,558,706)
Net change in unrealized appreciation (depreciation) ........................... 89,805,803 (29,805,223)
Net increase (decrease) in net assets resulting from operations ................ 35,500,790 (60,968,778)
Distributions to shareholders .............................................. (16,446,141) (39,188,896)
Capital share transactions (Note 2 ) .......................................... 16,353,818 (559,801,591)
Net increase (decrease) in net assets ................................... 35,408,467 (659,959,265)
Net assets:
Beginning of year ....................................................... 394,720,208 1,054,679,473
End of year ........................................................... $430,128,675 $394,720,208

Franklin Floating Rate Master Trust
Notes to Financial Statements
Franklin Floating Rate Master Series
32
Annual Report
1. Organization and Significant Accounting Policies
Franklin Floating Rate Master Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
two separate funds and applies the specialized accounting
and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP). Franklin Floating Rate
Master Series (Fund) is included in this report. The Fund’s
shares are exempt from registration under the Securities Act of 1933.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund’s pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to

Franklin Floating Rate Master Trust
Notes to Financial Statements
33
Annual Report
Franklin Floating Rate Master Series
(continued)
be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Statement of Investments,
had been entered into on July 30, 2021.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been
segregated for these securities.
d. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
e. Income Taxes
The Fund is a disregarded entity for U.S. income tax
purposes. As such, no provision has been made for income
taxes because all income, expenses, gains and losses are
allocated to a non-U.S. beneficial owner for inclusion in its individual income tax return, as applicable.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. The Fund's gross investment income is distributed to the owner daily and paid monthly. Net capital gains (or losses) realized by the Fund
will not be distributed. Distributable earnings are determined according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
b. Joint Repurchase Agreement
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements
34
Annual Report
Franklin Floating Rate Master Series
(continued)
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the year ended July 31, 2021, the gross effective investment management fee rate was 0.530% of the Fund’s average daily net assets.
Year Ended
July 31, 2021
Year Ended
July 31, 2020
Shares Amount Shares Amount
Shares sold ................................... 16,915,404 $123,712,921 3,720,913 $29,708,156
Shares redeemed ............................... (15,104,029) (107,359,103) (76,295,798) (589,509,747)
Net increase (decrease) .......................... 1,811,375 $16,353,818 (72,574,885) $(559,801,591)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.530% Up to and including $2.5 billion
0.450% Over $2.5 billion, up to and including $6.5 billion
0.430% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
1. Organization and Significant Accounting Policies
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements
35
Annual Report
Franklin Floating Rate Master Series
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended July 31, 2021, the Fund held investments in affiliated management investment companies as follows:
e. Waiver and Expense Reimbursements
Advisers has voluntarily agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund do not exceed 0.53%, based on the average net assets of the Fund. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end. Advisers may discontinue this waiver at any time upon notice to the Board.
f. Other Affiliated Transactions
At July 31, 2021, Franklin Floating Rate Fund, PLC owned 100% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change
in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Master Series
Controlled Affiliates
Dividends
Franklin Liberty Senior Loan ETF $22,912,133 $— $(2,492,248) $ (31,503) $ 954,681 $ 21,343,063 857,785 $ 447,459
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund ................... $10,750,395 $— $(7,344,028) $(2,480,862) $2,726,673 $3,652,178 461,717 $191,198
Total Affiliated Securities .... $33,662,528 $— $(9,836,276) $(2,512,365) $3,681,354 $24,995,241 $638,657
3. Transactions with Affiliates
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements
36
Annual Report
Franklin Floating Rate Master Series
(continued)
4. Expense Offset Arrangement
The Fund  has entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended July 31, 2021 , the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
At July 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2021, aggregated
$277,547,234 and $261,995,734 respectively.
7. Credit Risk and Defaulted Securities
At July 31, 2021, the Fund had 75.6% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At July
31, 2021, the aggregate value of these securities was $15,241,975, representing 3.5% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
Cost of investments .......................................................................... $499,240,817
Unrealized appreciation ........................................................................ $11,995,051
Unrealized depreciation ........................................................................ (35,251,971)
Net unrealized appreciation (depreciation) .......................................................... $(23,256,920)

Franklin Floating Rate Master Trust
Notes to Financial Statements
37
Annual Report
Franklin Floating Rate Master Series
(continued)
At July 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
10. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended July 31, 2021, investments in
“affiliated companies” were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Floating Rate Master Series
563,596 Appvion Operations, Inc. ...................... 6/14/18 - 4/12/19 $ 5,922,237 $ 13,802,215
Total Restricted Securities (Value is 3.2% of Net Assets) .............. $5,922,237 $13,802,215
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount Held
at End
of Year
Investment
Income
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Appvion Operations, Inc. $ 11,034,433 $ — $ — $ — $ 2,767,782 $ 13,802,215 563,596 $ —
Remington Outdoor Co.,
Inc. ............ 262,109 — — (43,510,469) 43,248,360 —
a
— —
Remington Outdoor Co.,
Inc., Litigation Units . — — (167,702)
b
167,702 — —
c
98,704 —
Interest
Appvion Operations,
Inc., Term Loan, 7%,
(3-month USD LIBOR +
6%), 6/12/26 ...... 5,483,153 — (5,593,707)
b
6,591 103,963 —
a
— 271,769
b
Total Affiliated Securities
(Value is 3.2% of Net
Assets) .......... $16,779,695 $— $(5,761,409) $ (43,336,176) $ 46,120,105 $13,802,215 $271,769
a
As of July 31, 2021, no longer held by the fund.
b
May include accretion, amortization, partnership adjustments, and/or corporate actions.
c
As of July 31, 2021, no longer an affiliate.
9. Restricted Securities
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements
38
Annual Report
Franklin Floating Rate Master Series
(continued)
11. Shareholder Distributions
For the year ended July 31, 2021, the Fund made the following distributions:
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended July 31, 2021, the Fund did not use the
Global Credit Facility.
13. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Statement of Investments.
At July 31, 2021, unfunded commitments were as follows:
Payment Date Amount Per Share
8/31/2020 $0.033759
9/30/2020 0.033033
10/30/2020 0.033140
11/30/2020 0.030121
12/31/2020 0.027713
1/29/2021 0.025190
2/26/2021 0.022730
3/31/2021 0.025828
4/30/2021 0.026547
5/28/2021 0.021844
6/30/2021 0.023827
7/30/2021 0.023778
Total
$0.327510
Borrower Unfunded Commitment
Aveanna Healthcare LLC $233,140
Osmosis Buyer Ltd. 202,603
National Mentor Holdings, Inc. 147,361
Sovos Compliance, LLC, Term Loan 79,065
$662,169

Franklin Floating Rate Master Trust
Notes to Financial Statements
39
Annual Report
Franklin Floating Rate Master Series
(continued)
14. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At July 31, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ — $ — $ —
Industrial Machinery .................... — 5,296,984 — 5,296,984
Leisure Facilities ....................... — 242,705 — 242,705
Paper Products ........................ — — 13,802,215 13,802,215
Trucking ............................. — — —
a
—
Management Investment Companies ......... 26,589,442 — — 26,589,442
Preferred Stocks ........................ — 738,960 — 738,960
Rights ................................ — — 499,215 499,215
Warrants .............................. — — 556 556
Corporate Bonds :
Airlines .............................. — 3,295,188 — 3,295,188
Broadcasting ......................... — 2,350,974 — 2,350,974
Construction Materials .................. — 822,915 — 822,915
Diversified Chemicals ................... — 1,101,804 — 1,101,804
Independent Power Producers & Energy
Traders ............................ — 395,176 — 395,176
Integrated Telecommunication Services ...... — 806,928 — 806,928
Oil & Gas Storage & Transportation ......... — 475,655 — 475,655
Paper Packaging ...................... — 800,000 — 800,000
Trucking ............................. — 501,250 10,102,676 10,603,926
Wireless Telecommunication Services ....... — 357,329 — 357,329
Senior Floating Rate Interests ............... — 339,143,815 1,497,972 340,641,787
Escrows and Litigation Trusts ............... — 566,250 —
a
566,250
Short Term Investments ................... — 66,595,888 — 66,595,888
Total Investments in Securities ........... $26,589,442 $423,491,821 $25,902,634 $475,983,897
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 2,400 $ — $ 2,400
Total Other Financial Instruments ......... — $2,400 — $2,400
a
Includes securities determined to have no value at July 31, 2021.

Franklin Floating Rate Master Trust
Notes to Financial Statements
40
Annual Report
Franklin Floating Rate Master Series
(continued)
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a           a a a a a a a a a
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks
Aerospace & Defense . $ 262,109 $ — $ —
c
$ — $ — $ — $ (43,510,469) $ 43,248,360 $ — $ —
Paper Products ..... 11,034,433 — — — — — — 2,767,782 13,802,215 2,767,782
Trucking .......... 171,018 — — — — — — (171,018) —
c
(171,018)
Rights
Oil & Gas Equipment &
Services ........ — 499,243 — — — — — (28) 499,215 (28)
Warrants
Industrial Machinery .. — —
c
— — — — — 556 556 556
Corporate Bonds
Trucking .......... 8,881,805 — — — — 959,099 — 261,772 10,102,676 261,772
Senior Floating Rate
Interests
Household Products .. 13,196,628 — (9,117,445) — — 5,478 43,653 (2,630,342) 1,497,972 (2,939,620)
Trucking .......... 6,916,082 — (7,844,960) — — (134,581) (274,456) 1,337,915 — —
Escrows and Litigation
Trusts ........... —
c
— (167,702) — — — 167,702 — —
c
—
Total Investments in Securities . $40,462,075 $499,243 $(17,130,107) $— $— 829,996 (43,573,570) 44,814,997 $25,902,634 (80,556)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes securities determined to have no value.
14. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements
41
Annual Report
Franklin Floating Rate Master Series
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2021, are as follows:
15. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issues ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
16. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks:
Paper Products
...........
$13,802,215 Discounted cash flow Weighted average
cost of capital
21.3% Decrease
b
Free cash flow $138.7 mil Increase
b
Discount for lack of
marketability
6.1% Decrease
b
Long term growth 2.5% Increase
Corporate Bonds:
Trucking
.................
10,102,676 Discounted cash flow Discount rate 15.5% Decrease
c
Free cash flow $10.1 mil Increase
Senior Floating Rate Interests:
Household Products
.........
1,497,972 Recovery value Asset value estimate $14.4 mil Increase
b
All Other Investments
.........
499,771
d,e
Total.
......................
$25,902,634
a
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value and net assets.
c
d
Represents a significant impact to fair value but not net assets.
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
e
Includes securities determined to have no value at July 31, 2021.
14. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements
42
Annual Report
Franklin Floating Rate Master Series
(continued)
Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
ETF
Exchange-Traded Fund
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
TBD
To Be Determined

Franklin Floating Rate Master Trust
Report of Independent Registered Public Accounting Firm
44
Annual Report
To the Board of Trustees of Franklin Floating Rate Master Trust and Shareholders of Franklin Floating Rate Master Series
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
Floating Rate Master Series (one of the funds constituting Franklin Floating Rate Master Trust, referred to hereafter as the
“Fund”) as of July 31, 2021, the related statement of operations for the year ended July 31, 2021, the statement of changes in net assets for each of the two years in the period ended July 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2021 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31,
2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2021 and the financial highlights for each of the five years in the period ended July 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
September 27, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

franklintempleton.com
Annual Report
ANNUAL REPORT
Franklin Floating Rate Income Fund
This annual report for Franklin Floating Rate Income Fund
covers the fiscal year ended July 31, 2021.
Manager’s Discussion
During the one-year period under review, the Fund
posted a +12.84% cumulative total return, outperforming
its benchmark, the Credit Suisse Leveraged Loan Index
(CS LLI), which posted a +9.60% cumulative total return.
1
Over the period, the Fund actively increased its allocation
to the Middle-Tier subset of the benchmark through the
primary market, which offered attractive compensation
driven by higher deal volume from merger-and-acquisition
and leveraged buyout transactions, concurrent with active
secondary market purchases of loans trading at deeper
discounts. The Fund used cash proceeds from sales of
lower-yielding Upper-Tier loan assets and large scheduled
and unscheduled paydowns to optimize the portfolio through
security selection within more favorable sectors offering
attractive compensation without exposing the portfolio to
greater default risk, including the information technology,
health care, and services sectors.
A top contributor, the pre-petition term debt of Fieldwood
Energy, an oil and natural gas company, benefited from
rising oil prices, which provided additional support to the
loan price as the company continued to progress through
its restructuring. In addition, the payment-in-kind term loan issued by Alloy Finco, a manufacturer of complex precision
components, traded sharply higher over the period as the
company benefited from an improving outlook in its end
markets. The loan also saw strong buyer interest that was
met with limited offerings, putting further upward pressure on prices.
Over the period under review, top detractors included a
portfolio holding in the consumer discretionary sector.
FGI Operating Company, a manufacturer of firearms and
ammunition, detracted from performance as the term loan
was marked down due to reduced recovery estimates upon
lower-than-expected proceeds from an asset sale. In the
communication services sector, Diamond Sports Group, an
operator of regional sports networks with exclusive rights
to major sports teams, leagues, and franchises, traded
lower amid increasing leverage and concerns over whether
the distributors that had previously dropped the issuer’s
networks would return. Investors were also disappointed
at the company not being able to reach a deal with certain
creditors, which contributed to further downward momentum
on loan prices over the period.
During the period, the Fund engaged in a transfer-in-kind
process that shifted four Franklin portfolios’ loan holdings into the Fund (instead of a cash subscription). Consolidation of those portfolios’ individual loan exposures into the Fund contributed to better diversification and increased efficiency of portfolio operations, including trade execution and
trade settlement. On the transfer date, the assets-under-
management increased significantly from the start of the
period. Overall, the Fund maintained its focus on improving
portfolio diversity, increasing coupon and exposure to
sectors we believe will benefit from cyclical or secular
tailwinds post Covid.
Portfolio Composition
7/31/21
% of Total Net
Assets
Senior Floating Rate Interests 90.7%
Common Stocks 2.5%
Corporate Bonds 2.0%
Other 0.3%
Short-Term Investments & Other Net Assets 4.5%
1. Source: Credit Suisse Group.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

Franklin Floating Rate Income Fund

franklintempleton.com
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
11/6/15–7/31/21

Franklin Floating Rate Income Fund
Performance Summary

franklintempleton.com
Annual Report
Performance as of 7/31/21
1
1. As of 5/31/19, the Fund broadened its investment universe to include all floating rate securities of all credit levels and not just principally those designated as middle tier;
such a change can impact performance. The Fund has an expense reduction contractually guaranteed through 11/30/21. Fund investment results reflect the expense reduc-
tion; without this reduction, the results would have been lower.
2. Source: Credit Suisse Group. The CS LLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Loans must be below invest-
ment grade and rated no higher than Baa1/BB+ or Ba1/BBB+ by Moody’s or S&P.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
See www.franklintempletondatasources.com for additional data provider information.
Average Annual
Total Return
3
–
1-Year +12.84%
5-Year +2.12%
Since Inception (11/6/15) +2.28%
Distributions
(8/1/20–7/31/21)
Net Investment
Income
$0.3503

Your Fund’s Expenses
Franklin Floating Rate Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value”. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 2/1/21
Ending
Account
Value 7/31/21
Expenses
Paid During
Period
2/1/21–7/31/21
1,2
Ending
Account
Value 7/31/21
Expenses
Paid During
Period
2/1/21–7/31/21
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,054.90 $3.04 $1,021.83 $2.99 0.60%

Franklin Floating Rate Master Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1999 125 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2018 107 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Floating Rate Master Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead Independent
Trustee
Trustee since 1999
and Lead Independent
Trustee since 2019
126 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021),RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-2020; previously
2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Floating Rate Master Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 107 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration
and production of oil and gas)
(2018-January 2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of the
Board and Trustee
Since 2013 126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Reema Agarwal (1974) Vice President Since 2019 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of two of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Franklin Floating Rate Master Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue,
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 39 of the investment companies in Franklin Templeton.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Global Compliance, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co. or
its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of 41 of the investment companies in
Franklin Templeton.
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since December 2020 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Floating Rate Master Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit
Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 44 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Floating Rate Master Trust
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN FLOATING RATE MASTER TRUST
Franklin Floating Rate Income Fund
(Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Franklin Floating Rate Master
Trust (Trust), including a majority of the trustees who are
not “interested persons” as defined in the Investment
Company Act of 1940 (Independent Trustees), reviewed and
approved the continuance of the investment management
agreement between Franklin Advisers, Inc. (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board noted management’s
continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to
address areas of heightened concern in the mutual fund
industry, such as cybersecurity in the current work-from-
home environment and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the Franklin Templeton (FT) family of funds. The
Board noted the financial position of Franklin Resources,
Inc. (FRI), the Manager’s parent, and its commitment to the
mutual fund business as evidenced by its reassessment of
the fund offerings in response to the market environment
and project initiatives and capital investments relating to
the services provided to the Fund by the FT organization.
The Board specifically noted FT’s commitment to enhancing
services and controlling costs, as reflected in its outsourcing of certain administrative functions, and growth opportunities, as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Franklin Floating Rate Master Trust
Shareholder Information

franklintempleton.com
Annual Report
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional loan participation funds. The
Fund commenced operations on November 6, 2015, and
thus has been in operation for less than 10 years. The
Board noted that the Fund’s annualized total return for the
one-, three- and five-year periods was below the median
of its Performance Universe. The Board discussed this
performance with management and management noted that
effective June 1, 2019, the Fund implemented a change to
its investment strategy that broadened the Fund’s investment focus to include floating rate securities of all credit qualities.
Management also noted that the Fund does not offer its
shares to the public and that the Fund’s investors are
exclusively other proprietary funds. The Board considered
management’s explanation and concluded that the Fund’s
performance was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses;
Rule 12b-1 and non-Rule 12b-1 service fees; and other
non-management fees. The Board considered the actual
total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s most
recent annual report, which reflects historical asset levels that may be quite different from those currently existing,
particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios
and Management Rates generally increase as assets
decline and decrease as assets grow, the Board believed
the independent analysis conducted by Broadridge to be an
appropriate measure of comparative fees and expenses.
The Broadridge Management Rate includes administrative
charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for funds in the
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund and
13 other loan participation funds. The Board noted that the
Management Rate for the Fund was equal to the median
of its Expense Group, and the actual total expense ratio
for the Fund was below the median of its Expense Group.
The Board also noted that the Fund’s actual total expense
ratio reflected a fee waiver from management. The Board
concluded that the Management Rate charged to the Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as

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Shareholder Information

franklintempleton.com
Annual Report
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable upfront expenditures
by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund does not have an asset size that would likely enable
the Fund to achieve economies of scale, but concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the SEC (on a non-public basis) and to the Board if the
Fund’s holdings of Illiquid assets exceed 15% of the Fund’s
net assets. Funds with HLIMs must have procedures for
addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the Securities and
Exchange Commission (“SEC”) (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert

Franklin Floating Rate Master Trust
Shareholder Information

franklintempleton.com
Annual Report
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds investments where the time
required to settle a sale of the investment may exceed
7 calendar days and are classified as “Less Liquid
Investments”. Less Liquid Investments are defined as any
investment reasonably expected to be sold or disposed
of in current market conditions in seven calendar days or
less without the sale or disposition significantly changing
the market value of the investment, but where the sale or
disposition is reasonably expected to settle in more than
seven calendar days. The Fund established and maintained
a HLIM. During the reporting period, the Fund maintained
the necessary level of Highly Liquid Investments and did not experience any HLIM shortfalls.
From time to time issuers may enter varying stages of
corporate reorganization and the Adviser will participate
actively in the reorganizations in order to protect the
interests of the Fund. In connection with such participation, the Adviser receives material non-public information
about the issuer and, therefore, may become restricted
in its ability to enter into purchase and sale transactions
for the Funds with respect to these securities. Becoming
restricted results in a determination that the positions are
“illiquid,” including for purposes of Rule 22e-4 (the “Liquidity
Rule”). In February 2021, the Fund’s Illiquid investments
exceeded 15% of its total net assets. This was due to
market movement on certain illiquid assets rather than any
actions by the portfolio management team while certain
issues were under restriction due to material non-public
information. In accordance with the LRMP, the Fund reported
the information to the SEC and the Program Administrator
notified the Fund’s Board of Trustees with a remediation
plan. The remediation plan was approved by the Board and
the exceedance was remediated in three days.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

Franklin Floating Rate Master Trust
Financial Highlights
Franklin Floating Rate Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended July 31,
2021 2020 2019 2018 2017
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.34 $8.61 $9.45 $10.04 $9.83
Income from investment operations
a
:
Net investment income .......................... 0.334
b
0.412 0.695 0.698 0.686
Net realized and unrealized gains (losses) ........... 0.596 (1.227) (0.827) (0.588) 0.214
Total from investment operations .................... 0.930 (0.815) (0.132) 0.110 0.900
Less distributions from:
Net investment income .......................... (0.350) (0.455) (0.708) (0.700) (0.690)
Net asset value, end of year ....................... $7.92 $7.34 $8.61 $9.45 $10.04
Total return .................................... 12.84% (9.74)% (1.48)% 1.30% 9.25%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.67% 0.73% 0.71% 0.68% 0.69%
Expenses net of waiver and payments by affiliates
c
...... 0.60% 0.60% 0.60% 0.60% 0.60%
Net investment income ........................... 4.32% 5.42% 7.66% 7.25% 6.82%
Supplemental data
Net assets, end of year (000’s) ..................... $650,531 $202,101 $325,091 $363,071 $303,689
Portfolio turnover rate ............................ 66.93%
d
67.04% 30.93% 55.93% 62.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Floating Rate Master Trust
Statement of Investments, July 31, 2021
Franklin Floating Rate Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks 2.5%
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. .......................... United States 88,077 $ 205,528
Machinery 0.2%
a
UTEX Industries, Inc. .................................. United States 32,616 1,435,104
Paper & Forest Products 2.3%
a,b,c,d
Appvion Operations, Inc. ................................ United States 597,419 14,630,532
Road & Rail 0.0%
a,b
Onsite Rental Group Operations Pty. Ltd. ................... Australia 7,733,610 —
Total Common Stocks (Cost $11,593,894) ......................................
16,271,164
Preferred Stocks 0.1%
Hotels, Restaurants & Leisure 0.1%
a
24 Hour Fitness Worldwide, Inc. .......................... United States 208,597 625,791
a
Total Preferred Stocks (Cost $281,502) .........................................
625,791
Rights
Rights 0.2%
Energy Equipment & Services 0.2%
a,b,e
Fieldwood Energy, Inc., 2/20/49 ........................... United States 23,402 1,299,513
Total Rights (Cost $1,299,517) ................................................
1,299,513
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,b
UTEX Industries, Inc., 2/20/49 ............................ United States 2,796 4,846
Total Warrants (Cost $—) .....................................................
4,846
Principal
Amount
*
Corporate Bonds 2.1%
Road & Rail 2.1%
b,f
Onsite Rental Group Operations Pty. Ltd. , PIK, 6.1% , 10/26/23 ... Australia 14,108,720 13,289,113
Total Corporate Bonds (Cost $15,757,228) ......................................
13,289,113
a
g,h
Senior Floating Rate Interests 89.6%
Aerospace & Defense 1.4%
AI Convoy (Luxembourg) SARL , USD Term Loan, B , 4.5% , ( 6-month
USD LIBOR + 3.5% ), 1/18/27 ........................... Luxembourg 2,172,735 2,173,865
f
Alloy FinCo Ltd. , Term Loan, B , 14% , PIK, ( 3-month USD LIBOR +
0.5% ), 3/06/25 ...................................... United Kingdom 5,193,936 4,982,181
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 3.647%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 1,363,774 1,321,157
2020 Term Loan, B2, 3.647%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 733,212 710,299
9,187,502
a a a a a a
Air Freight & Logistics 0.5%
Kenan Advantage Group, Inc. (The) , U.S. Term Loan, B1 , 4.5% ,
( 1-month USD LIBOR + 3.75% ), 3/24/26 .................. United States 3,353,786 3,354,843

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a
Value
a a a a a a
g,h
Senior Floating Rate Interests
(continued)
Airlines 4.4%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial Term
Loan , 5.5% , ( 3-month USD LIBOR + 4.75% ), 4/20/28 ......... United States 2,081,462 2,143,126
e,i
Air Canada , Term Loan, B , TBD, 7/27/28 ....................
Canada 1,741,860 1,746,947
Allegiant Travel Co. , Replacement Term Loan , 3.156% , ( 3-month
USD LIBOR + 3% ), 2/05/24 ............................ United States 3,578,342 3,552,613
e
American Airlines, Inc. , 2018 Replacement Term Loan , 1.836% ,
( 1-month USD LIBOR + 1.75% ), 6/27/25 .................. United States 8,785,510 8,207,116
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Initial Term Loan , 4.75% ,
( 3-month USD LIBOR + 3.75% ), 10/20/27 ................. United States 1,946,261 2,058,716
Kestrel Bidco, Inc. , Term Loan , 4% , ( 3-month USD LIBOR + 3% ),
12/11/26 .......................................... Canada 6,889,620 6,668,118
United AirLines, Inc. , Term Loan, B , 4.5% , ( 1-month USD LIBOR +
3.75% ), 4/21/28 ..................................... United States 4,037,381 4,049,756
28,426,392
a a a a a a
Auto Components 2.6%
Adient US LLC , Term Loan, B1 , 3.592% , ( 1-month USD LIBOR +
3.5% ), 4/10/28 ...................................... United States 5,460,000 5,462,730
Clarios Global LP , First Lien, Amendment No. 1 Dollar Term Loan ,
3.342% , ( 1-month USD LIBOR + 3.25% ), 4/30/26 ............ United States 1,312,731 1,304,527
First Brands Group LLC ,
First Lien, 2021 Term Loan, 6%, (3-month USD LIBOR + 5%),
3/30/27 ........................................... United States 4,770,428 4,831,561
Second Lien, 2021 Term Loan, 9.5%, (3-month USD LIBOR +
8.5%), 3/30/28 ...................................... United States 2,000,000 2,025,000
Highline Aftermarket Acquisition LLC , First Lien, Initial Term Loan ,
5.25% , ( 3-month USD LIBOR + 4.5% ), 11/09/27 ............. United States 1,727,828 1,735,024
Truck Hero, Inc. , Initial Term Loan , 4.5% , ( 1-month USD LIBOR +
3.75% ), 1/31/28 ..................................... United States 1,788,336 1,785,099
17,143,941
a a a a a a
Automobiles 1.8%
e
American Trailer World Corp. , First Lien, Initial Term Loan , 4.5% ,
( 1-month USD LIBOR + 3.75% ), 3/03/28 .................. United States 3,667,056 3,623,528
Thor Industries, Inc. , Term Loan, B1 , 3.125% , ( 1-month USD LIBOR
+ 3% ), 2/01/26 ...................................... United States 8,336,941 8,352,615
11,976,143
a a a a a a
Banks 0.8%
e
Finastra Ltd. , First Lien, Dollar Term Loan , 4.5% , ( 3-month USD
LIBOR + 3.5% ), 6/13/24 ............................... United Kingdom 5,289,005 5,213,875
Beverages 0.4%
City Brewing Company LLC , First Lien, Closing Date Term Loan ,
4.25% , ( 3-month USD LIBOR + 3.5% ), 4/05/28 .............. United States 971,111 966,862
Triton Water Holdings, Inc. , First Lien, Initial Term Loan , 4% ,
( 3-month USD LIBOR + 3.5% ), 3/31/28 ................... United States 1,549,157 1,539,382
2,506,244
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country
Principal
Amount
*
a
Value
a a a a a a
g,h
Senior Floating Rate Interests
(continued)
Capital Markets 2.4%
Citadel Securities LP , 2021 Term Loan , 2.592% , ( 1-month USD
LIBOR + 2.5% ), 2/02/28 ............................... United States 3,251,600 3,200,501
Edelman Financial Engines Center LLC (The) , First Lien, 2021 Initial
Term Loan , 4.5% , ( 1-month USD LIBOR + 3.75% ), 4/07/28 .... United States 2,010,000 2,007,900
Jane Street Group LLC , Dollar Term Loan , 2.852% , ( 1-week USD
LIBOR + 2.75%; 1-month USD LIBOR + 2.75% ), 1/26/28 ...... United States 2,835,465 2,796,477
Russell Investments US Institutional Holdco, Inc. , 2025 Term Loan ,
4.5% , ( 3-month USD LIBOR + 3.5% ), 5/30/25 .............. United States 4,931,956 4,915,927
Vertical Midco GmbH , USD Term Loan , 4.478% , ( 6-month USD
LIBOR + 4.25% ), 6/30/27 .............................. Germany 2,741,826 2,739,468
15,660,273
a a a a a a
Chemicals 2.5%
Cyanco Intermediate 2 Corp. , First Lien, Initial Term Loan , 3.592% ,
( 1-month USD LIBOR + 3.5% ), 3/16/25 ................... United States 4,084,641 4,049,268
INEOS Styrolution Group GmbH , 2026 Dollar Term Loan, B , 3.25% ,
( 1-month USD LIBOR + 2.75% ), 1/29/26 .................. United Kingdom 870,936 869,629
Lummus Technology Holdings V LLC , 2021 Refinancing Term Loan,
B , 3.592% , ( 1-month USD LIBOR + 3.5% ), 6/30/27 .......... United States 1,401,563 1,391,815
NIC Acquisition Corp. , First Lien, Initial Term Loan , 4.5% , ( 3-month
USD LIBOR + 3.75% ), 12/29/27 ......................... United States 2,751,132 2,740,815
e
SCIH Salt Holdings, Inc. , First Lien, Incremental Term Loan, B1 ,
4.75% , ( 3-month USD LIBOR + 4% ), 3/16/27 ............... United States 5,496,340 5,504,200
e,i
Sparta U.S. Holdco LLC , First Lien, Initial Term Commitment Term
Loan , TBD, 8/02/28 .................................. United States 1,608,632 1,610,305
16,166,032
a a a a a a
Commercial Services & Supplies 2.7%
Allied Universal Holdco LLC , Initial U.S. Dollar Term Loan , 4.25% ,
( 3-month USD LIBOR + 3.75% ), 5/12/28 .................. United States 1,800,000 1,800,873
APX Group, Inc. , Initial Term Loan , 4% , ( 1-month USD LIBOR +
3.5% ), 7/10/28 ...................................... United States 1,072,058 1,065,625
CCI Buyer, Inc. , First Lien, Initial Term Loan , 4.75% , ( 3-month USD
LIBOR + 4% ), 12/17/27 ............................... United States 1,838,130 1,841,411
Madison IAQ LLC , Term Loan , 3.75% , ( 3-month USD LIBOR +
3.25% ), 6/21/28 ..................................... United States 1,516,418 1,505,447
Prime Security Services Borrower LLC , First Lien, 2021 Refinancing
Term Loan, B1 , 3.5% , ( 1-month USD LIBOR + 2.75%; 3-month
USD LIBOR + 2.75% ), 9/23/26 .......................... United States 4,256,318 4,242,421
Spin Holdco, Inc. , Initial Term Loan , 4.75% , ( 3-month USD LIBOR +
4% ), 3/04/28 ....................................... United States 1,074,231 1,074,768
Staples, Inc. , 2019 Refinancing New Term Loan, B1 , 5.176% ,
( 3-month USD LIBOR + 5% ), 4/16/26 ..................... United States 6,317,940 6,139,806
17,670,351
a a a a a a
Communications Equipment 0.4%
CommScope, Inc. , Initial Term Loan , 3.342% , ( 1-month USD LIBOR
+ 3.25% ), 4/06/26 ................................... United States 2,720,300 2,698,197
Construction & Engineering 0.2%
e
USIC Holdings, Inc. , First Lien, Initial Term Loan , 4.25% , ( 1-month
USD LIBOR + 3.5% ), 5/12/28 ........................... United States 1,495,171 1,490,686
Construction Materials 0.3%
White Cap Buyer LLC , Initial Closing Date Term Loan , 4.5% ,
( 1-month USD LIBOR + 4% ), 10/19/27 .................... United States 2,057,012 2,061,517

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a
Value
a a a a a a
g,h
Senior Floating Rate Interests
(continued)
Containers & Packaging 2.2%
BWay Holding Co. , Initial Term Loan , 3.342% , ( 1-month USD LIBOR
+ 3.25% ), 4/03/24 ................................... United States 9,537,715 9,250,821
e
Charter Next Generation, Inc. , First Lien, 2021 Initial Term Loan ,
4.5% , ( 1-month USD LIBOR + 3.75% ), 12/01/27 ............. United States 2,849,047 2,850,229
Kleopatra Finco SARL , USD Term Loan, B , 5.25% , ( 3-month USD
LIBOR + 4.75% ), 2/12/26 .............................. Luxembourg 1,979,194 1,982,282
14,083,332
a a a a a a
Diversified Consumer Services 0.8%
KUEHG Corp. , Term Loan, B3 , 4.75% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 2,223,347 2,181,815
Sedgwick Claims Management Services, Inc. (Lightning Cayman
Merger Sub Ltd.) , Initial Term Loan , 3.342% , ( 1-month USD LIBOR
+ 3.25% ), 12/31/25 .................................. United States 2,039,541 2,010,355
WW International, Inc. , Initial Term Loan , 4% , ( 1-month USD LIBOR
+ 3.5% ), 4/13/28 .................................... United States 1,000,000 999,065
5,191,235
a a a a a a
Diversified Financial Services 2.2%
e,i
AqGen Ascensus, Inc. , Term Loan , TBD, 5/19/28 ..............
United States 3,162,974 3,154,276
First Eagle Holdings, Inc. , 2020 Refinancing Term Loan , 2.647% ,
( 3-month USD LIBOR + 2.5% ), 2/01/27 ................... United States 5,311,980 5,229,458
Jefferies Finance LLC , Closing Date Term Loan , 5.25% , ( 3-month
USD LIBOR + 2% ), 6/03/26 ............................ United States 2,244,987 2,237,265
Verscend Holding Corp. , Term Loan, B1 , 4.092% , ( 1-month USD
LIBOR + 4% ), 8/27/25 ................................ United States 3,539,183 3,537,856
14,158,855
a a a a a a
Diversified Telecommunication Services 1.6%
Altice France SA , USD Incremental Term Loan, B13 , 4.155% ,
( 3-month USD LIBOR + 4% ), 8/14/26 ..................... France 2,323,201 2,320,785
Global Tel*Link Corp. , First Lien, Term Loan , 4.342% , ( 1-month USD
LIBOR + 4.25% ), 11/29/25 ............................. United States 6,689,621 6,198,335
Zayo Group Holdings, Inc. , Initial Dollar Term Loan , 3.092% ,
( 1-month USD LIBOR + 3% ), 3/09/27 ..................... United States 2,023,457 1,993,287
10,512,407
a a a a a a
Electric Utilities 0.1%
Astoria Energy LLC , Advance (2020) Term Loan, B , 4.5% , ( 3-month
USD LIBOR + 3.5% ), 12/10/27 .......................... United States 735,966 734,987
Entertainment 1.7%
Banijay Entertainment SAS , USD Term Loan, B , 3.851% , ( 1-month
USD LIBOR + 3.75% ), 3/01/25 .......................... France 5,131,964 5,123,163
Diamond Sports Group LLC , Term Loan , 3.35% , ( 1-month USD
LIBOR + 3.25% ), 8/24/26 .............................. United States 5,903,594 3,264,422
Lions Gate Capital Holdings LLC , 2023 Term Loan, A , 1.842% ,
( 1-month USD LIBOR + 1.75% ), 3/22/23 .................. United States 716,414 711,041
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC) , First Lien, Term Loan, B1 , 2.85% , ( 1-month USD
LIBOR + 2.75% ), 5/18/25 .............................. United States 1,993,381 1,942,131
11,040,757
a a a a a a
Food & Staples Retailing 0.8%
GNC Holdings, Inc. , Second Lien, Term Loan , 6.103% , ( 1-month
USD LIBOR + 6% ), 10/07/26 ........................... United States 5,752,196 5,234,499

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a a
g,h
Senior Floating Rate Interests
(continued)
Food Products 1.9%
f
CSM Bakery Solutions Ltd. , Second Lien, Term Loan , 8.75% , PIK,
( 3-month USD LIBOR + 7.75% ), 7/05/22 .................. United States 10,295,434 10,235,412
JBS USA Lux SA , New Term Loan , 2.092% , ( 1-month USD LIBOR +
2% ), 5/01/26 ....................................... Luxembourg 2,416,823 2,393,416
12,628,828
a a a a a a
Health Care Equipment & Supplies 0.2%
Jazz Pharmaceuticals, Inc. , Initial Dollar Term Loan , 4% , ( 1-month
USD LIBOR + 3.5% ), 5/05/28 ........................... United States 1,310,503 1,313,779
Health Care Providers & Services 7.6%
ADMI Corp. ,
Amendment No. 4 Refinancing Term Loan, 3.625%, (1-month USD
LIBOR + 3.125%), 12/23/27 ............................ United States 4,251,505 4,186,669
Amendment No. 5 Incremental Term Loan, 4%, (1-month USD
LIBOR + 3.5%), 12/23/27 .............................. United States 1,110,319 1,106,849
e,i
Aveanna Healthcare LLC , Term Loan, B , TBD, 6/30/28 .........
United States 1,741,898 1,734,547
CNT Holdings I Corp. , First Lien, Initial Term Loan , 4.5% , ( 3-month
USD LIBOR + 3.75% ), 11/08/27 ......................... United States 3,493,728 3,491,003
eResearchTechnology, Inc. , First Lien, Initial Term Loan , 5.5% ,
( 1-month USD LIBOR + 4.5% ), 2/04/27 ................... United States 4,073,888 4,086,619
Global Medical Response, Inc. , 2018 New Term Loan , 5.25% ,
( 3-month USD LIBOR + 4.25% ), 3/14/25 .................. United States 1,191,610 1,192,605
e
Heartland Dental LLC , 2021 Incremental Term Loan , 4.093% ,
( 1-month USD LIBOR + 4% ), 4/30/25 ..................... United States 1,887,876 1,883,742
ICON Luxembourg SARL , Term Loan , 3% , ( 3-month USD LIBOR +
2.5% ), 7/03/28 ...................................... Luxembourg 1,289,404 1,288,249
National Mentor Holdings, Inc. ,
First Lien, Initial Term Loan, 4.5%, (1-month USD LIBOR + 3.75%;
3-month USD LIBOR + 3.75%), 3/02/28 ................... United States 3,702,741 3,701,204
First Lien, Initial Term Loan, C, 4.5%, (3-month USD LIBOR +
3.75%), 3/02/28 ..................................... United States 116,618 116,569
Second Lien, Initial Term Loan, 8%, (3-month USD LIBOR +
7.25%), 3/02/29 ..................................... United States 2,000,000 2,040,000
Pathway Vet Alliance LLC , First Lien, 2021 Replacement Term Loan ,
3.842% , ( 1-month USD LIBOR + 3.75% ), 3/31/27 ............ United States 7,345,594 7,318,048
e
Phoenix Guarantor, Inc. ,
First Lien, Term Loan, B1, 3.339%, (1-month USD LIBOR +
3.25%), 3/05/26 ..................................... United States 2,370,782 2,343,815
First Lien, Term Loan, B3, 3.596%, (1-month USD LIBOR + 3.5%),
3/05/26 ........................................... United States 2,459,232 2,435,955
Pluto Acquisition I, Inc. , First Lien, 2021 Term Loan , 4.135% ,
( 2-month USD LIBOR + 4% ), 6/22/26 ..................... United States 1,570,004 1,562,154
U.S. Anesthesia Partners, Inc. , First Lien, Initial Term Loan , 4% ,
( 3-month USD LIBOR + 3% ), 6/23/24 ..................... United States 2,014,499 1,992,309
e
U.S. Renal Care, Inc. , Initial Term Loan , 5.125% , ( 1-month USD
LIBOR + 5% ), 6/26/26 ................................ United States 4,220,860 4,231,032
Waystar Technologies, Inc. , First Lien, Initial Term Loan , 4.092% ,
( 1-month USD LIBOR + 4% ), 10/22/26 .................... United States 4,461,312 4,451,564
49,162,933
a a a a a a
Hotels, Restaurants & Leisure 2.0%
f
24 Hour Fitness Worldwide, Inc. , Term Loan , 5.146% , PIK, ( 3-month
USD LIBOR + 5% ), 12/29/25 ........................... United States 4,033,264 3,523,753
Caesars Resort Collection LLC ,
Term Loan, B, 2.842%, (1-month USD LIBOR + 2.75%), 12/23/24 United States 2,554,396 2,529,222
Term Loan, B1, 4.592%, (1-month USD LIBOR + 4.5%), 7/21/25 United States 1,030,195 1,032,471

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a a
g,h
Senior Floating Rate Interests
(continued)
Hotels, Restaurants & Leisure (continued)
e
Golden Nugget, Inc. , Initial Term Loan, B , 3.25% , ( 2-month USD
LIBOR + 2.5% ), 10/04/23 .............................. United States 2,172,002 2,153,768
IRB Holding Corp. , Fourth Amendment Incremental Term Loan ,
4.25% , ( 3-month USD LIBOR + 3.25% ), 12/15/27 ............ United States 730,187 728,818
e,i
Raptor Acquisition Corp. , Term Loan, B , TBD, 11/01/26 .........
United States 1,304,991 1,306,218
e,i
Whatabrands LLC , Term Loan, B , TBD, 7/21/28 ...............
United States 1,425,390 1,420,487
12,694,737
a a a a a a
Household Durables 0.8%
e,i
Osmosis Buyer Ltd. , Initial Term Loan, B , TBD, 7/30/28 .........
United States 2,664,353 2,667,270
Playtika Holding Corp. , Term Loan, B1 , 2.842% , ( 1-month USD
LIBOR + 2.75% ), 3/13/28 .............................. United States 1,989,396 1,977,838
e,i
VC GB Holdings I Corp. , First Lien, Initial Term Loan , TBD, 7/21/28
United States 704,706 700,524
5,345,632
a a a a a a
Household Products 0.4%
b,f,j
FGI Operating Co. LLC , Term Loan , 11% , PIK, ( 3-month USD LIBOR
+ 10% ), 5/16/22 ..................................... United States 14,194,714 2,299,977
Insurance 3.1%
Acrisure LLC ,
First Lien, 2020 Term Loan, 3.607%, (2-month USD LIBOR +
3.5%), 2/15/27 ...................................... United States 1,830,730 1,801,210
e,i
Incremental Term Loan, B, TBD, 2/15/27 .................. United States 913,043 907,054
Alliant Holdings Intermediate LLC ,
2018 Initial Term Loan, 3.342%, (1-month USD LIBOR + 3.25%),
5/09/25 ........................................... United States 4,161,263 4,112,555
e
2020 New Term Loan, 4.25%, (1-month USD LIBOR + 3.75%),
11/05/27 .......................................... United States 549,800 550,143
AssuredPartners, Inc. ,
2020 February Refinancing Term Loan, 3.592%, (1-month USD
LIBOR + 3.5%), 2/12/27 ............................... United States 4,878,852 4,827,453
e
2021 Term Loan, 4%, (1-month USD LIBOR + 3.5%), 2/12/27 ... United States 1,010,463 1,010,211
Asurion LLC ,
New Term Loan, B8, 3.342%, (1-month USD LIBOR + 3.25%),
12/23/26 .......................................... United States 1,902,036 1,869,045
New Term Loan, B9, 3.342%, (1-month USD LIBOR + 3.25%),
7/31/27 ........................................... United States 1,269,959 1,248,928
Second Lien, New Term Loan, B3, 5.342%, (1-month USD LIBOR
+ 5.25%), 1/31/28 ................................... United States 41,007 40,876
e,i
Second Lien, New Term Loan, B4, TBD, 1/20/29 ............ United States 3,715,140 3,702,360
20,069,835
a a a a a a
Internet & Direct Marketing Retail 0.3%
MH Sub I LLC (Micro Holding Corp.) ,
First Lien, 2020 June New Term Loan, 4.75%, (1-month USD
LIBOR + 3.75%), 9/13/24 .............................. United States 1,427,919 1,429,326
First Lien, Amendment No. 2 Initial Term Loan, 3.592%, (1-month
USD LIBOR + 3.5%), 9/13/24 ........................... United States 795,866 791,930
2,221,256
a a a a a a
IT Services 7.8%
Arches Buyer, Inc. , Refinancing Term Loan , 3.75% , ( 1-month USD
LIBOR + 3.25% ), 12/06/27 ............................. United States 1,913,408 1,904,510
Aventiv Technologies LLC ,
First Lien, Initial Term Loan, 5.5%, (3-month USD LIBOR + 4.5%),
11/01/24 .......................................... United States 13,610,414 12,726,654

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Country
Principal
Amount
*
a
Value
a a a a a a
g,h
Senior Floating Rate Interests
(continued)
IT Services (continued)
Aventiv Technologies LLC, (continued)
Second Lien, Initial Term Loan, 9.25%, (3-month USD LIBOR +
8.25%), 11/01/25 .................................... United States 11,037,961 $ 9,706,562
Barracuda Networks, Inc. , First Lien, 2020 Term Loan , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 2/12/25 .................. United States 3,282,416 3,290,967
Gainwell Acquisition Corp. , First Lien, Term Loan, B , 4.75% ,
( 3-month USD LIBOR + 4% ), 10/01/27 .................... United States 6,327,349 6,336,239
Peraton Corp. , First Lien, Term Loan, B , 4.5% , ( 1-month USD LIBOR
+ 3.75% ), 2/01/28 ................................... United States 3,528,700 3,530,905
Pitney Bowes, Inc. , Refinancing Term Loan, B , 4.1% , ( 1-month USD
LIBOR + 4% ), 3/17/28 ................................ United States 10,120,598 10,155,413
TIBCO Software, Inc. , Term Loan, B3 , 3.85% , ( 1-month USD LIBOR
+ 3.75% ), 6/30/26 ................................... United States 2,826,114 2,805,809
50,457,059
a a a a a a
Leisure Products 0.5%
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.) , First
Lien, Initial Term Loan , 4.5% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 1,909,128 1,861,935
NASCAR Holdings LLC , Initial Term Loan , 2.842% , ( 1-month USD
LIBOR + 2.75% ), 10/19/26 ............................. United States 1,167,496 1,159,306
3,021,241
a a a a a a
Life Sciences Tools & Services 0.0%
†
ICON plc , U.S. Term Loan , 3% , ( 3-month USD LIBOR + 2.5% ),
7/03/28 ........................................... Ireland 321,256 320,968
Machinery 0.2%
Tiger Acquisition LLC , First Lien, Initial Term Loan , 3.75% , ( 3-month
USD LIBOR + 3.25% ), 6/01/28 .......................... United States 1,151,361 1,144,171
UTEX Industries, Inc. ,
First Out Term Loan, 8.5%, (1-month USD LIBOR + 7%), 12/03/24 United States 185,712 187,260
f
Second Out Term Loan, 5.25%, PIK, (1-month USD LIBOR +
3.75%), 12/03/25 .................................... United States 207,055 201,812
1,533,243
a a a a a a
Media 4.4%
e
Cengage Learning, Inc. , First Lien, Term Loan, B , 5.75% , ( 3-month
USD LIBOR + 4.75% ), 7/14/26 .......................... United States 5,344,068 5,349,225
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 3.628% ,
( 2-month USD LIBOR + 3.5%; 3-month USD LIBOR + 3.5% ),
8/21/26 ........................................... United States 6,216,011 6,045,724
CSC Holdings LLC , March 2017 Refinancing Term Loan , 2.343% ,
( 1-month USD LIBOR + 2.25% ), 7/17/25 .................. United States 979,540 966,478
Gray Television, Inc. , Term Loan, C , 2.6% , ( 1-month USD LIBOR +
2.5% ), 1/02/26 ...................................... United States 3,179,030 3,154,599
e,i
McGraw-Hill Education, Inc. , Initial Term Loan , TBD, 7/28/28 .....
United States 4,049,052 4,012,611
Radiate HoldCo LLC , Term Loan, B , 4.25% , ( 1-month USD LIBOR +
3.5% ), 9/25/26 ...................................... United States 672,966 671,236
Univision Communications, Inc. ,
First Lien, 2021 Replacement Converted Term Loan, 4%, (1-month
USD LIBOR + 3.25%), 3/15/26 .......................... United States 2,911,399 2,910,190
e,i
Term Loan, B, TBD, 5/05/28 ............................ United States 2,000,000 1,997,190
Virgin Media Bristol LLC , Term Loan, Q , 3.343% , ( 1-month USD
LIBOR + 3.25% ), 1/31/29 .............................. United States 3,556,664 3,545,301
28,652,554
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a a
g,h
Senior Floating Rate Interests
(continued)
Metals & Mining 0.7%
U.S. Silica Co. , Term Loan , 5% , ( 1-month USD LIBOR + 4% ),
5/01/25 ........................................... United States 4,638,690 4,478,076
Multiline Retail 0.2%
Franchise Group, Inc. , First Lien, Initial Term Loan , 5.5% , ( 3-month
USD LIBOR + 4.75% ), 3/10/26 .......................... United States 1,280,249 1,289,851
Oil, Gas & Consumable Fuels 5.6%
Fieldwood Energy LLC ,
e
Debtor-in-possession Facility Term Loan, 9.75%, (1-month USD
LIBOR + 8.75%), 8/04/22 .............................. United States 783,304 814,636
j
First Lien, Closing Date Term Loan, 7.251%, (3-month USD LIBOR
+ 4.25%), 4/11/22 .................................... United States 65,701,183 35,466,813
36,281,449
a a a a a a
Personal Products 1.0%
Conair Holdings LLC , First Lien, Initial Term Loan , 4.25% , ( 3-month
USD LIBOR + 3.75% ), 5/17/28 .......................... United States 476,115 475,446
Coty, Inc. , USD Term Loan, B , 2.352% , ( 1-month USD LIBOR +
2.25% ), 4/07/25 ..................................... United States 2,341,871 2,256,147
Sunshine Luxembourg VII SARL , Term Loan, B3 , 4.5% , ( 3-month
USD LIBOR + 3.75% ), 10/01/26 ......................... Luxembourg 3,551,100 3,557,758
6,289,351
a a a a a a
Pharmaceuticals 0.3%
Bausch Health Cos., Inc. , Initial Term Loan , 3.104% , ( 1-month USD
LIBOR + 3% ), 6/02/25 ................................ United States 560,552 557,258
Organon & Co. , Dollar Term Loan , 3.5% , ( 6-month USD LIBOR +
3% ), 6/02/28 ....................................... United States 1,400,000 1,398,397
1,955,655
a a a a a a
Professional Services 0.4%
CCRR Parent, Inc. , First Lien, Initial Term Loan , 5% , ( 3-month USD
LIBOR + 4.25% ), 3/06/28 .............................. United States 941,261 944,202
Dun & Bradstreet Corp. (The) , Initial Term Loan , 3.336% , ( 1-month
USD LIBOR + 3.25% ), 2/06/26 .......................... United States 1,075,009 1,067,280
UKG, Inc. , First Lien, 2021 Incremental Term Loan , 4% , ( 3-month
USD LIBOR + 3.25% ), 5/04/26 .......................... United States 356,298 356,556
2,368,038
a a a a a a
Real Estate Management & Development 1.3%
Cushman & Wakefield U.S. Borrower LLC , Replacement Term Loan ,
2.842% , ( 1-month USD LIBOR + 2.75% ), 8/21/25 ............ United States 8,833,797 8,721,033
Road & Rail 2.0%
Avis Budget Car Rental LLC , New Term Loan, B , 2.35% , ( 1-month
USD LIBOR + 2.25% ), 8/06/27 .......................... United States 5,723,051 5,609,077
Ventia Midco Pty. Ltd. , 2017 Refinancing USD Term Loan, B , 5% ,
( 3-month USD LIBOR + 4% ), 5/21/26 ..................... Australia 7,178,119 7,191,614
12,800,691
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a a
Country
Principal
Amount
*
a
Value
a a a a a a
g,h
Senior Floating Rate Interests
(continued)
Software 13.3%
athenahealth, Inc. , First Lien, Term Loan, B1 , 4.41% , ( 3-month USD
LIBOR + 4.25% ), 2/11/26 .............................. United States 6,963,066 6,973,510
Atlas Purchaser, Inc. , First Lien, Initial Term Loan , 6% , ( 3-month
USD LIBOR + 5.25% ), 5/08/28 .......................... United States 4,905,931 4,837,445
Blackboard, Inc. , First Lien, Term Loan, B5 , 7% , ( 3-month USD
LIBOR + 6% ), 6/30/24 ................................ United States 7,250,524 7,308,529
DCert Buyer, Inc. ,
First Lien, Initial Term Loan, 4.092%, (1-month USD LIBOR + 4%),
10/16/26 .......................................... United States 5,606,082 5,606,867
Second Lien, First Amendment Refinancing Term Loan, 7.092%,
(1-month USD LIBOR + 7%), 2/19/29 ..................... United States 1,180,457 1,195,426
ECI Macola/MAX Holding LLC , First Lien, Initial Term Loan , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 11/09/27 .................. United States 1,492,500 1,495,485
Greeneden U.S. Holdings I LLC , 2020 Initial Dollar Term Loan ,
4.75% , ( 1-month USD LIBOR + 4% ), 12/01/27 .............. United States 2,211,642 2,216,585
Hyland Software, Inc. ,
First Lien, 2018 Refinancing Term Loan, 4.25%, (1-month USD
LIBOR + 3.5%), 7/01/24 ............................... United States 406,574 407,145
Second Lien, 2021 Refinancing Term Loan, 7%, (1-month USD
LIBOR + 6.25%), 7/07/25 .............................. United States 83,333 84,063
e
Idera, Inc. , First Lien, Term Loan, B1 , 4.5% , ( 2-month USD LIBOR +
3.75% ), 3/02/28 ..................................... United States 4,027,085 4,022,051
IGT Holding IV AB , Term Loan , 4.25% , ( 3-month USD LIBOR +
3.75% ), 3/31/28 ..................................... Sweden 1,484,631 1,479,063
Ivanti Software, Inc. ,
First Lien, First Amendment Term Loan, 4.75%, (3-month USD
LIBOR + 4%), 12/01/27 ............................... United States 251,003 250,428
First Lien, Initial Term Loan, 5.75%, (3-month USD LIBOR +
4.75%), 12/01/27 .................................... United States 4,937,625 4,941,057
LogMeIn, Inc. , First Lien, Initial Term Loan , 4.85% , ( 1-month USD
LIBOR + 4.75% ), 8/31/27 .............................. United States 5,486,025 5,471,021
MA Financeco LLC , Term Loan, B4 , 5.25% , ( 3-month USD LIBOR +
4.25% ), 6/05/25 ..................................... United States 245,313 247,049
Mitchell International, Inc. , First Lien, Amendment No. 2 New Facility
Term Loan , 4.75% , ( 1-month USD LIBOR + 4.25% ), 11/29/24 ... United States 3,840,476 3,847,332
Perforce Software, Inc. , First Lien, New Term Loan , 3.842% ,
( 1-month USD LIBOR + 3.75% ), 7/01/26 .................. United States 4,109,075 4,066,957
Polaris Newco LLC , First Lien, Dollar Term Loan , 4.5% , ( 3-month
USD LIBOR + 4% ), 6/02/28 ............................ United States 4,664,900 4,667,279
Quest Software US Holdings, Inc. , First Lien, Initial Term Loan ,
4.379% , ( 3-month USD LIBOR + 4.25% ), 5/16/25 ............ United States 7,512,812 7,517,019
RealPage, Inc. , First Lien, Initial Term Loan , 3.75% , ( 1-month USD
LIBOR + 3.25% ), 4/24/28 .............................. United States 2,250,000 2,239,177
Rocket Software, Inc. , First Lien, Initial Term Loan , 4.342% , ( 1-month
USD LIBOR + 4.25% ), 11/28/25 ......................... United States 3,118,384 3,052,898
Sophia LP , Closing Date Term Loan , 4.5% , ( 3-month USD LIBOR +
3.75% ), 10/07/27 .................................... United States 625,934 626,269
i
Sovos Compliance LLC , Term Loan, B , TBD, 7/29/28 ...........
United States 699,104 700,852
Surf Holdings SARL , First Lien, Dollar Term Loan , 3.628% , ( 3-month
USD LIBOR + 3.5% ), 3/05/27 ........................... Luxembourg 3,251,812 3,223,131
Syncsort, Inc. , First Lien, Initial Term Loan , 5% , ( 3-month USD
LIBOR + 4.25% ), 4/24/28 .............................. United States 5,362,979 5,350,000
Veritas US, Inc. , USD Term Loan, B , 6% , ( 3-month USD LIBOR +
5% ), 9/01/25 ....................................... United States 4,874,984 4,915,202
86,741,840
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country
Principal
Amount
*
a
Value
a a a a a a
g,h
Senior Floating Rate Interests
(continued)
Specialty Retail 3.5%
Great Outdoors Group LLC , Term Loan, B1 , 5% , ( 3-month USD
LIBOR + 4.25% ), 3/06/28 .............................. United States 8,076,140 8,098,349
Michaels Companies, Inc. (The) , Term Loan, B , 5% , ( 1-month USD
LIBOR + 4.25% ), 4/15/28 .............................. United States 7,470,000 7,485,351
Park River Holdings, Inc. , First Lien, Initial Term Loan , 4% , ( 3-month
USD LIBOR + 3.25% ), 12/28/27 ......................... United States 1,895,250 1,879,680
Rent-A-Center, Inc. , Initial Term Loan , 4.75% , ( 1-month USD LIBOR
+ 4% ), 2/17/28 ...................................... United States 2,186,792 2,197,726
Savers, Inc. , Term Loan , 6.5% , ( 3-month USD LIBOR + 5.75% ),
4/21/28 ........................................... United States 2,018,596 2,042,991
SRS Distribution, Inc. , 2021 Refinancing Term Loan , 4.25% ,
( 3-month USD LIBOR + 3.75% ), 6/02/28 .................. United States 471,243 468,543
Woof Holdings, Inc. , First Lien, Initial Term Loan , 4.5% , ( 3-month
USD LIBOR + 3.75% ), 12/21/27 ......................... United States 639,176 638,646
22,811,286
a a a a a a
Technology Hardware, Storage & Peripherals 1.4%
Amentum Government Services Holdings LLC ,
First Lien, Term Loan, 1, 3.592%, (1-month USD LIBOR + 3.5%),
1/29/27 ........................................... United States 1,572,060 1,566,165
First Lien, Term Loan, 2, 5.5%, (3-month USD LIBOR + 4.75%),
1/29/27 ........................................... United States 1,486,275 1,491,849
e,i
Magenta Buyer LLC , First Lien, Initial Term Loan , TBD, 7/27/28 ...
United States 6,031,635 6,010,916
9,068,930
a a a a a a
Textiles, Apparel & Luxury Goods 0.8%
Champ Acquisition Corp. , First Lien, Initial Term Loan , 5.685% ,
( 3-month USD LIBOR + 5.5%; 6-month USD LIBOR + 5.5% ),
12/19/25 .......................................... United States 2,033,836 2,043,151
Tory Burch LLC , Initial Term Loan, B , 4% , ( 1-month USD LIBOR +
3.5% ), 4/16/28 ...................................... United States 3,102,632 3,089,833
5,132,984
a a a a a a
Transportation Infrastructure 0.1%
e
First Student Bidco, Inc. ,
Initial Term Loan, B, 3.5%, (2-month USD LIBOR + 3%), 7/21/28 United States 570,506 567,074
Initial Term Loan, C, 3.5%, (2-month USD LIBOR + 3%), 7/21/28 United States 210,589 209,323
776,397
a a a a a a
Total Senior Floating Rate Interests (Cost $626,094,605) .........................
582,949,691
Shares/Units
Escrows and Litigation Trusts 0.0%
b,d
Remington Outdoor Co., Inc., Litigation Units ................. United States 221,427 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $655,026,746) ...............................
614,440,118
a

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
Short Term Investments 12.2%
a a
Country Shares
a
Value
a
Money Market Funds 12.2%
k,l
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 79,428,569 $ 79,428,569
Total Money Market Funds (Cost $79,428,569) ..................................
79,428,569
Total Short Term Investments (Cost $79,428,569 ) ................................
79,428,569
a
Total Investments (Cost $734,455,315) 106.7% ..................................
$693,868,687
Other Assets, less Liabilities (6.7)% ...........................................
(43,337,892)
Net Assets 100.0% ...........................................................
$650,530,795

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
See Abbreviations on page 40 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
c
See Note 9 regarding restricted securities.
d
See Note 11 regarding holdings of 5% voting securities.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
f
Income may be received in additional securities and/or cash.
g
See Note 1(c) regarding senior floating rate interests.
h
The coupon rate shown represents the rate at period end.
i
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
j
See Note 7 regarding credit risk and defaulted securities.
k
See Note 3(d) regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.

Franklin Floating Rate Master Trust
Financial Statements
Statement of Assets and Liabilities
July 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
Franklin
Floating Rate
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $647,633,256
Cost - Non-controlled affiliates (Note 3 d and 11 ) .................................................. 86,822,059
Value - Unaffiliated issuers .................................................................. $599,809,586
Value - Non-controlled affiliates (Note 3 d and 11 ) .................................................. 94,059,101
Cash .................................................................................... 1,002,093
Receivables:
Investment securities sold ................................................................... 10,215,633
Interest ................................................................................. 1,933,981
Affiliates ................................................................................ 5,740,382
Unrealized appreciation on unfunded loan commitments (Note 10 ) ...................................... 497,219
Total assets .......................................................................... 713,257,995
Liabilities:
Payables:
Investment securities purchased .............................................................. 60,516,751
Management fees ......................................................................... 320,597
Distributions to shareholders ................................................................. 1,802,955
Accrued expenses and other liabilities ........................................................... 86,897
Total liabilities ......................................................................... 62,727,200
Net assets, at value ................................................................. $650,530,795
Net assets consist of:
Paid-in capital ............................................................................. $716,175,515
Total distributable earnings (losses) ............................................................. (65,644,720)
Net assets, at value ................................................................. $650,530,795
Shares outstanding ......................................................................... 82,169,995
Net asset value per share .................................................................... $7.92

Franklin Floating Rate Master Trust
Financial Statements
Statement of Operations
for the year ended July 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
Franklin
Floating Rate
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $74,470
Non-controlled affiliates (Note 3 d and 11 ) ....................................................... 2,516
Interest:
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... 2,140,053
Paid in cash
a
........................................................................... 16,087,887
Total investment income ................................................................... 18,304,926
Expenses:
Management fees (Note 3 a ) ................................................................... 2,345,100
Custodian fees (Note 4 ) ...................................................................... 1,839
Reports to shareholders ...................................................................... 4,388
Registration and filing fees .................................................................... 163
Professional fees ........................................................................... 122,989
Trustees' fees and expenses .................................................................. 9,261
Other .................................................................................... 12,464
Total expenses ......................................................................... 2,496,204
Expense reductions (Note 4 ) ............................................................... (1,121)
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............................................. (270,206)
Net expenses ......................................................................... 2,224,877
Net investment income ................................................................ 16,080,049
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (16,224,839)
Non-controlled affiliates (Note 3 d and 11 ) ...................................................... (38,466,830)
Net realized gain (loss) .................................................................. (54,691,669)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 37,874,573
Non-controlled affiliates (Note 3 d and 11 ) ...................................................... 42,633,830
Net change in unrealized appreciation (depreciation) ............................................ 80,508,403
Net realized and unrealized gain (loss) ............................................................ 25,816,734
Net increase (decrease) in net assets resulting from operations .......................................... $41,896,783
a
Includes amortization of premium and accretion of discount.

Franklin Floating Rate Master Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
Franklin Floating Rate Income Fund
Year Ended
July 31, 2021
Year Ended
July 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $16,080,049 $13,430,605
Net realized gain (loss) ................................................. (54,691,669) (17,360,675)
Net change in unrealized appreciation (depreciation) ........................... 80,508,403 (21,278,694)
Net increase (decrease) in net assets resulting from operations ................ 41,896,783 (25,208,764)
Distributions to shareholders .............................................. (14,641,778) (14,505,083)
Capital share transactions (Note 2 ) .......................................... 421,174,448 (83,275,623)
Net increase (decrease) in net assets ................................... 448,429,453 (122,989,470)
Net assets:
Beginning of year ....................................................... 202,101,342 325,090,812
End of year ........................................................... $650,530,795 $202,101,342

Franklin Floating Rate Master Trust
Notes to Financial Statements
Franklin Floating Rate Income Fund
30
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Floating Rate Master Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
two separate funds and applies the specialized accounting
and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP). Franklin Floating Rate
Income Fund (Fund) is included in this report. The Fund’s
shares are exempt from registration under the Securities Act of 1933.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been
segregated for these securities.
c. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
(continued)
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Facility fees are recognized
as income over the expected term of the loan. Dividend
income is recorded on the ex-dividend date. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Senior Floating Rate Interests
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
(continued)
2. Shares of Beneficial Interest
At July 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the year ended July 31, 2021, the gross effective investment management fee rate was 0.630% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
Year Ended
July 31, 2021
Year Ended
July 31, 2020
Shares Amount Shares Amount
Shares sold ................................... 10,208,758 $132,862,048 — $—
Shares sold in-kind (Note 3f)
a
...................... 46,568,150 304,271,021 — —
Shares redeemed ............................... (2,152,468) (15,958,621) (10,220,758) (83,275,623)
Net increase (decrease) .......................... 54,624,440 $421,174,448 (10,220,758) $(83,275,623)
a
Paid -in capital reflects the effect of $53,838,048 in unrealized depreciation as a result of the non-taxable exchange, and without this adjustment paid-in capital was
$358,109,069. See Note 3f.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.650% Up to and including $500 million
0.550% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $1.5 billion
0.450% Over $1.5 billion, up to and including $6.5 billion
0.425% Over $6.5 million, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
(continued)
c. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended July 31, 2021, the Fund held investments in affiliated management investment companies as follows:
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the
Fund do not exceed 0.60%, based on the average net assets until November 30, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
f. Other Affiliated Transactions
On March 5, 2021, the Fund completed a non-taxable exchange of 46,568,150 shares for securities with a value of
$358,109,069 (which included $53,838,048 of net unrealized depreciation) from affiliated entities (Franklin Total Return
Fund, Franklin Low Duration Total Return Fund, Franklin Strategic Income Fund, and Franklin Strategic Income VIP Fund
(the “Affiliated Funds”)). This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or the Affiliated Funds.
At July 31, 2021, the shares of the Fund were owned by the following investment companies:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change
in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $12,251,544 $254,034,640 $(186,857,615) $— $— $79,428,569 79,428,569 $2,516
Total Affiliated Securities .... $12,251,544 $254,034,640 $(186,857,615) $— $— $79,428,569 $2,516
3. Transactions with Affiliates
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
(continued)
a
Investment activities of significant investment companies could have a material impact on the Fund.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended July 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2021, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended July 31, 2021 and 2020, was as follows:
At July 31, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Shares
Percentage of
Outstanding Shares
a
Franklin Strategic Income Fund 34,705,988 42.1%
Franklin Total Return Fund 24,116,234 29.4%
Franklin Low Duration Total Return Fund 14,835,570 18.1%
Franklin Floating Rate Daily Access Fund 4,630,114 5.6%
Franklin Strategic Income VIP Fund 3,420,372 4.2%
Franklin Floating Rate Master Series 461,717 0.6%
Total
82,169,995 100.0%
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $4,599,536
Long term ................................................................................ 74,491,837
Total capital loss carryforwards ............................................................... $79,091,373
2021 2020
Distributions paid from:
Ordinary income .......................................................... $14,641,778 $14,505,083
Cost of investments .......................................................................... $736,042,623
Unrealized appreciation ........................................................................ $15,340,397
Unrealized depreciation ........................................................................ (57,514,333)
Net unrealized appreciation (depreciation) .......................................................... $(42,173,936)
Distributable earnings:
Undistributed ordinary income ................................................................... $3,088,277
3. Transactions with Affiliates
(continued)
f. Other Affiliated Transactions
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2021, aggregated
$344,132,452 and $237,425,029, respectively. Purchases and sales of investments exclude in-kind transactions of
$358,109,069 and $0, respectively.
7. Credit Risk and Defaulted Securities
At July 31, 2021, the Fund had 92.7% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At July 31,
2021, the value of these securities were $37,766,790 representing 5.8% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At July 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Floating Rate Income Fund
597,419 Appvion Operations, Inc ....................... 6/14/18 - 4/12/19 $ 7,393,490 $ 14,630,532
Total Restricted Securities (Value is 2.3% of Net Assets) .............. $7,393,490 $14,630,532
5. Income Taxes
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
(continued)
10. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Statement of Investments.
At July 31, 2021, unfunded commitments were as follows:
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended July 31, 2021, investments in
“affiliated companies” were as follows:
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Borrower Unfunded Commitment
Osmosis Buyer Ltd. $333,409
Aveanna Healthcare LLC 403,383
Fieldwood Energy LLC 7,331,727
National Mentor Holdings, Inc. 171,824
Sovos Compliance, LLC 121,031
Total
$8,361,374
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Appvion Operations, Inc $ 4,104,406 $ 6,552,295
a
$ — $ — $ 3,973,831 $ 14,630,532 597,419 $ —
Remington Outdoor Co.,
Inc. ............ 183,046 —
a
— (38,843,045) 38,659,999 —
b
— —
Remington Outdoor Co.,
Inc., Litigation Units . — — (376,215)
a
376,215 — —
c
221,427 —
Total Affiliated Securities
(Value is 2.3% of Net
Assets) .......... $4,287,452 $6,552,295 $(376,215) $(38,466,830) $42,633,830 $14,630,532 $—
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of July 31, 2021, no longer held by the Fund.
c
As of July 31, 2021, no longer an affiliate.

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended July 31, 2021, the Fund did not use the
Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At July 31, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks :
Hotels, Restaurants & Leisure ............. $ — $ 205,528 $ — $ 205,528
Machinery ............................ — 1,435,104 — 1,435,104
Paper & Forest Products ................. — — 14,630,532 14,630,532
Road & Rail .......................... — — —
a
—
Preferred Stocks ........................ — 625,791 — 625,791
Rights ................................ — — 1,299,513 1,299,513
Warrants .............................. — — 4,846 4,846
Corporate Bonds ........................ — — 13,289,113 13,289,113
Senior Floating Rate Interests ............... — 580,649,714 2,299,977 582,949,691
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 79,428,569 — — 79,428,569
Total Investments in Securities ........... $79,428,569 $582,916,137 $31,523,981 $693,868,687
Other Financial Instruments:
Unfunded Loan Commitments .............. $ — $ 497,219 $ — $ 497,219
Total Other Financial Instruments ......... $— $497,219 $— $497,219
a
Includes securities determined to have no value at July 31, 2021.
12. Credit Facility
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

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Annual Report
Franklin Floating Rate Income Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2021 are as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . $ 183,046 $ —
c
$ — $ — $ — $ — $ (38,843,045) $ 38,659,999 $ — $ —
Paper & Forest Products 4,104,406 6,552,295
c
— — — — — 3,973,831 14,630,532 5,281,283
Road & Rail ....... 138,088 408,637
c
— — — — — (546,725) —
d
(138,088)
Rights :
Energy Equipment &
Services ........ — 1,299,513 — — — — — — 1,299,513 —
Warrants :
Machinery ......... — 6,449
c
— — — — — (1,603) 4,846 4,846
Corporate Bonds :
Road & Rail ....... 7,171,452 5,107,492
c
— — — 1,486,328 — (476,159) 13,289,113 (743,100)
Senior Floating Rate
Interests :
Household Products .. — 9,347,507
c
(1,867,698) — — — 43,012 (5,222,844) 2,299,977 (11,567,844)
Road & Rail ....... 5,584,261 3,739,023
c
(10,319,296) — — (64,989) (117,436) 1,178,437 — —
Escrows and Litigation
Trusts ........... —
d
—
c
(376,215) — — — 376,215 — —
d
—
Total Investments in
Securities ............ $17,181,253 $26,460,916 $(12,563,209) $— $— $1,421,339 $(38,541,254) $37,564,936 $31,523,981 $(7,162,903)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes securities received as a result of an in-kind transfer.
d
Includes securities determined to have no value.
13. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
(continued)
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issues ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks:
Paper & Forest Products
.......
$14,630,532 Discounted cash flow Weighted average
cost of capital
21.3% Decrease
b
Free cash flow $138.7 mil Increase
b
Discount for lack of
marketability
6.1% Decrease
b
Long term growth 2.5% Increase
Corporate Bonds:
Road & Rail
................
13,289,113 Discounted cash flow Discount rate 15.5% Decrease
b
Free cash flow $13.3 mil Increase
Senior Floating Rate Interests:
Household Products
..........
2,299,977 Recovery value Asset value estimate $14.4 mil Increase
b
All Other Investments
..........
 1,304,359
c,d
Total
.......................
$31,523,981
a
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value and net assets.
c
Includes values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
d
Includes securities determined to have no value at July 31, 2021.
13. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
(continued)
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind

Franklin Floating Rate Master Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Floating Rate Master Trust and Shareholders of Franklin Floating Rate Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
Floating Rate Income Fund (one of the funds constituting Franklin Floating Rate Master Trust, referred to hereafter as the
“Fund”) as of July 31, 2021, the related statement of operations for the year ended July 31, 2021, the statement of changes in net assets for each of the two years in the period ended July 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2021 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31,
2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2021 and the financial highlights for each of the five years in the period ended July 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2021 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
September 27, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Floating Rate Master Trust
Tax Information

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
Under Section 871(k)(1)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $12,968,461 as interested related for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal
Revenue Code for the fiscal year ended July, 31, 2021.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $158,698 for the fiscal year ended July 31, 2021 and $168,152 for the fiscal year ended July 31, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not  reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended July 31, 2021 and $467 for the fiscal year ended July 31, 2020.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $29,000 for the fiscal year ended July 31, 2021 and $183,444 for the fiscal year ended July 31, 2020.  The services for which these fees were paid included for the issuance of an Auditor's Certificate for South Korean regulatory shareholders disclosures, professional fees in connection with determining the feasibility of a U.S. direct lending structure, valuation services related to a fair value engagement, assets under management certification, and benchmarking services in connection with the ICI TA Survey.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $29,000 for the fiscal year ended July 31, 2021 and $183,911 for the fiscal year ended July 31, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee
of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Evaluation of Disclosure Controls and Procedures
.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
 Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date September 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE_______________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date September 28, 2021

By S\Robert G. Kubilis________________________

Robert G. Kubilis
      Chief Financial Officer and Chief Accounting Officer
Date September 28, 2021